DoubleLine Core Fixed Income Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.0%
5,608,128	AASET Ltd., Series 2019-2-A	3.38	% (a)	10/16/2039	5,507,187
12,366,751	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (a)	11/15/2035	12,639,401
14,964,910	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	15,018,275
15,555,327	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	15,553,025
3,431,090	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13	% (a)	06/15/2043	3,428,277
6,200,483	Castlelake Aircraft Structured Trust, Series 2019-1A-A	3.97	% (a)	04/15/2039	6,202,399
13,414,729	Castlelake Aircraft Structured Trust, Series 2021-1A-A	3.47	% (a)	01/15/2046	13,553,478
1,830,000	CLI Funding LLC, Series 2020-1A-A	2.08	% (a)	09/18/2045	1,848,371
7,097,475	College Ave Student Loans LLC, Series 2018-A-A1 (1 Month LIBOR USD + 1.20%)	1.29	% (a)	12/26/2047	7,154,571
1,473,750	DB Master Finance LLC, Series 2019-1A-A2I	3.79	% (a)	05/20/2049	1,499,941
3,000,000	Diamond Infrastructure Funding LLC, Series 2021-1A-C	3.48	% (a)	04/15/2049	3,015,207
7,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	6,967,625
8,500,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (a)	02/15/2028	8,370,768
3,418,361	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(b)	12/15/2044	3,403,262
7,688,013	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	7,337,093
2,501,143	HERO Funding Trust, Series 2016-1A-A	4.05	% (a)	09/20/2041	2,640,241
13,204,480	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (a)	11/15/2039	13,238,864
15,480,602	ITE Rail Fund Levered LP, Series 2021-1A-A	2.25	% (a)	02/28/2051	15,602,230
4,825,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	5,173,335
2,560,265	JOL Air Ltd., Series 2019-1-A	3.97	% (a)	04/15/2044	2,563,808
13,995,002	MACH 1 Cayman Ltd., Series 2019-1-A	3.47	% (a)	10/15/2039	14,026,826
1,522,390	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	1,643,859
2,371,053	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28	% (a)	09/20/2040	2,465,926
7,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	7,675,577
7,426,723	NP SPE LLC, Series 2016-1A-A1	4.16	% (a)	04/20/2046	7,767,225
5,000,000	NP SPE LLC, Series 2019-1A-A2	3.24	% (a)	09/20/2049	5,019,743
26,500,000	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (a)	01/25/2029	26,720,427
4,472,906	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97	% (a)	06/15/2044	4,473,761
19,700,000	Primose Funding LLC, Series 2019-1A-A2	4.48	% (a)	07/30/2049	20,502,901
4,330,779	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	4,230,773
2,462,500	SERVPRO Master Issuer LLC, Series 2019-1A-A2	3.88	% (a)	10/25/2049	2,604,090
4,935,890	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	4,828,327
20,000,000	Sofi Alternative Trust, Series 2021-1-PT1	4.61	% (a)(c)	05/25/2030	21,019,300
25,033,495	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (a)(c)	03/15/2047	24,928,254
20,737,170	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (a)(c)	02/15/2047	20,879,613
202,396	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78	% (a)	09/25/2026	202,775
1,282,648	SoFi Professional Loan Program, Series 2016-A-A2	2.76	% (a)	12/26/2036	1,296,769
5,000,000	SoFi Professional Loan Program, Series 2017-B-BFX	3.70	% (a)(c)	05/25/2040	5,167,735
2,000,000	SoFi Professional Loan Program, Series 2017-C-C	4.21	% (a)	07/25/2040	2,083,732
3,000,000	Stack Infrastructure Issuer LLC, Series 2019-2A-A2	3.08	% (a)	10/25/2044	3,093,585

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,418,440	START Ireland, Series 2019-1-A	4.09	% (a)	03/15/2044	2,412,266
3,412,438	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	3,430,425
557,717	Start Ltd., Series 2019-2-A	3.54	% (a)	11/15/2044	558,664
4,534,184	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	4,940,341
5,346,704	Sunnova Sol LLC, Series 2020-1A-A	3.35	% (a)	02/01/2055	5,603,207
4,812,227	Sunrun Atlas Issuer LLC, Series 2019-2-A	3.61	% (a)	02/01/2055	5,137,674
14,625,000	Taco Bell Funding LLC, Series 2018-1A-A2I	4.32	% (a)	11/25/2048	14,717,050
15,000,000	Upgrade Master Credit Pass-Thru Trust, Series 2021-ST3-A	2.50	% (a)	07/15/2027	15,039,405
17,440,140	Upgrade Master Pass-Thru Trust Series, Series 2021-PT4-A	10.92	% (a)	08/15/2027	17,604,897
4,945,508	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	14.18	% (a)	07/15/2027	4,976,041
7,816,107	Upstart Pass-Through Trust Series, Series 2021-ST2-A	2.50	% (a)	04/20/2027	7,908,988
2,317,767	Upstart Securitization Trust, Series 2020-2-A	2.31	% (a)	11/20/2030	2,346,311
17,250,000	Upstart Securitization Trust, Series 2021-2-C	3.61	% (a)	06/20/2031	17,349,017
8,000,000	Vantage Data Centers Issuer LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	7,969,884
5,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41	% (a)	02/15/2048	5,134,579
2,500,000	VB-S1 Issuer LLC, Series 2020-1A-C2	3.03	% (a)	06/15/2050	2,615,816
11,752,653	Vivint Solar Financing LLC, Series 2020-1A-A	2.21	% (a)	07/31/2051	11,873,606
12,271,122	Wave LLC, Series 2019-1-A	3.60	% (a)	09/15/2044	12,224,652

Total Asset Backed Obligations (Cost $469,191,107)					473,191,379

Bank Loans - 3.7%
1,315,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/20/2028	1,372,617
2,110,628	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.84%		02/27/2025	2,100,666
1,918,834	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/16/2027	1,901,046
677,083	Acuris Finance US, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		02/16/2028	680,228
720,000	ADMI Corporation, Senior Secured First Lien Term Loan	4.25	% (d)	12/23/2027	720,004
430,000	Aegion Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/17/2028	435,375
2,703,541	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.88%		01/05/2026	2,691,713
1,553,222	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/22/2024	1,534,071
1,698,064	Aldevron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/12/2026	1,700,721
2,484,648	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/01/2025	2,493,965
1,760,000	Aligned Energy LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00	% (e)	09/02/2023	1,759,648
4,240,000	Aligned Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00	% (e)	09/02/2023	4,239,152
498,327	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/08/2027	499,573
405,000	Alliant Holdings Intermediate LLC, Senior Secured First Lien	4.25	% (d)	11/06/2027	406,209
1,750,315	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.34%		05/09/2025	1,734,125
3,566,000	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		05/12/2028	3,580,389

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,297,701	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	1,279,416
450,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	455,767
280,000	Alpha 3 B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		03/17/2028	278,893
2,140,906	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		07/31/2024	2,119,497
1,230,251	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/01/2027	1,230,405
920,700	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/29/2027	882,302
445,313	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		04/28/2023	435,404
448,293	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.07%		12/15/2023	438,379
458,850	American Residential Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/15/2027	458,850
	American Tire Distributors Inc, Senior Secured First Lien Term Loan
807,422	(1 Month LIBOR USD + 7.50%, 1.00% Floor) (1 Month LIBOR USD + 5.50% + 1.50% PIK)	8.50%		09/02/2024	809,239
90,412	(3 Month LIBOR USD + 7 .50%, 1.00% Floor) (3 Month LIBOR USD + 5.50% + 1.50% PIK)	8.50%		09/02/2024	90,615
980,000	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/03/2028	979,848
134,663	AmWINS Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%		02/22/2028	133,975
	Applied Systems, Inc., Senior Secured First Lien Term Loan
5,548	(Prime Rate + 2.25%, 0.50% Floor)	5.50%		09/19/2024	5,543
2,516,333	(3 Month LIBOR + 3.25%, 0.50% Floor)	3.75%		09/19/2024	2,514,144
653,175	Arctic Glacier USA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	628,156
880,000	Artera Services LLC, Senior Secured First Lien Term Loan	4.50	% (d)	03/06/2025	878,077
2,508,446	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		07/12/2024	2,509,751
2,526,776	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/12/2027	2,516,783
2,131,209	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		11/03/2023	2,122,556
1,958,106	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		12/23/2026	1,938,222
75,000	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		07/30/2027	74,234
295,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/31/2028	297,766
690,000	At Home Group, Inc., Senior Secured First Lien Term Loan	4.75	% (d)	06/25/2028	691,725
1,664,773	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.41%		02/11/2026	1,671,540
1,275,000	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		05/08/2028	1,257,201
600,000	Autokiniton US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	5.00%		04/06/2028	605,439

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
453,737	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 1.00% Floor)	3.00%		11/21/2024	454,778
857,850	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		11/08/2027	859,188
1,505,000	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.07%		12/15/2027	1,510,644
1,047,606	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.32%		12/15/2027	1,052,079
726,132	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan	4.25	% (d)	07/15/2028	722,501
168,868	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan	4.25	% (d)	07/15/2028	168,024
1,278,636	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.69%		07/24/2026	1,273,042
636,947	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		06/02/2025	634,918
811,203	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/21/2024	818,760
2,866,077	Bioscrip, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		08/06/2026	2,871,450
2,093,977	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		06/16/2025	2,073,331
2,775,000	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		06/05/2028	2,767,369
1,639,155	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.84%		10/02/2025	1,631,828
1,696,012	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	1,670,835
1,332,976	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.09%		05/21/2025	1,303,577
1,458,952	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/28/2024	1,225,972
1,162,735	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		08/01/2025	1,152,963
235,000	Brown Group Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		06/07/2028	234,060
1,126,488	BY Crown Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/02/2026	1,127,896
825,850	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/30/2027	827,295
2,565,229	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		12/23/2024	2,546,336
1,014,900	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.60%		07/21/2025	1,019,340
216,700	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		08/12/2026	214,106
836,505	Cambium Learning Group, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		12/18/2025	842,256
2,494,690	Camelot U.S. Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		10/30/2026	2,487,206
615,350	Carnival Corporation, Senior Secured First Lien Term Loan	3.75	% (d)	06/30/2025	595,875
2,564,245	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.90%		01/29/2027	2,537,603
1,900,000	Cengage Learning, Inc., Senior Secured First Lien Term Loan	5.75	% (d)	06/29/2026	1,904,759

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
	Cengage Learning, Inc., Senior Secured First Lien Term Loan
59,199	(2 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	59,368
2,047,524	(6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	2,053,380
	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan
856,124	(1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		07/30/2021	856,171
332,854	(1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	332,873
1,296,864	(3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		07/30/2021	1,296,935
1,256,850	Charter NEX US, Inc., Senior Secured First Lien Term Loan	0.00	% (d)	12/01/2027	1,244,282
2,461,988	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		06/07/2023	2,462,505
2,277,642	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		03/31/2025	2,257,713
794,622	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/02/2024	794,832
2,464,902	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		04/30/2026	2,447,192
653,179	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.69%		08/21/2026	638,482
1,373,518	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.90%		09/18/2024	1,322,711
915,000	CNT Holdings Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/08/2027	916,501
2,080,000	Cologix Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		05/01/2028	2,091,263
155,000	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		05/15/2028	155,194
573,563	CommerceHub, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/29/2027	575,713
1,711,892	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/20/2024	1,696,203
780,000	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		05/17/2028	782,632
663,300	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/11/2026	664,962
1,019,875	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		05/13/2027	1,020,089
450,000	Constant Contact, Inc., Senior Secured First Lien Term Loan	4.75	% (d)(o)	02/10/2028	449,437
1,675,000	Constant Contact, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		02/10/2028	1,672,906
960,000	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		06/02/2028	958,680
2,115,000	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		11/23/2027	2,112,684
1,160,964	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.32%		07/17/2025	1,147,759
518,075	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.32%		01/15/2026	511,830
2,537,858	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		11/29/2024	2,511,210
471,682	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		03/17/2025	467,555

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,318,742	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		05/01/2024	1,286,848
1,646,430	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		10/16/2026	1,650,546
2,005,260	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	2,017,432
2,378,258	Delta 2 (Lux) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		02/01/2024	2,371,384
1,130,000	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/01/2027	1,134,006
484,848	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50	% (o)	03/31/2028	487,476
2,315,152	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/31/2028	2,327,700
250,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		03/19/2029	250,469
2,149,432	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.19%		09/06/2024	2,141,135
721,555	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.36%		08/24/2026	440,152
730,000	DT Midstream, Inc., Senior Secured First Lien Term Loan	2.50	% (d)	06/10/2028	732,150
625,061	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.70%		04/06/2026	609,825
336,054	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.70%		04/06/2026	327,863
1,775,000	EAB Global, Inc., Senior Secured First Lien Term Loan	4.00	% (d)	06/28/2028	1,775,000
2,143,410	EAB Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		11/15/2024	2,143,860
1,260,000	Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		07/20/2026	1,269,582
3,289,059	Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		04/07/2028	3,296,821
	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan
221,455	(1 Month LIBOR USD + 4.25%, 0.50% Floor)	4.75%		03/31/2026	221,905
433,545	(3 Month LIBOR USD + 4.25%, 0.50% Floor)	4.75%		03/31/2026	434,425
818,304	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.20%		02/06/2025	813,922
1,170,000	Endo Luxembourg Finance Company SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		03/27/2028	1,132,344
2,535,000	Endurance International Group, Inc., The, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		02/10/2028	2,527,598
1,728,583	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		10/10/2025	1,485,501
120,000	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		02/04/2027	120,694
485,000	Everi Holdings, Inc., Senior Secured First Lien Term Loan	3.00	% (d)	06/30/2028	483,788
1,024,172	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.56%, 0.75% Floor)	3.31%		05/01/2026	1,022,252
1,855,666	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	1,858,449

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
860,197	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		12/15/2027	861,453
1,697,859	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		03/31/2025	1,686,364
1,527,185	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		01/29/2027	1,522,176
1,101,948	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.39%		06/30/2025	1,092,747
1,372,889	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.65%		08/01/2024	1,265,508
2,203,560	Flexera Software LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/03/2028	2,211,041
603,019	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50	% (e)	06/30/2027	603,019
500,825	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	501,547
1,270,000	Foundation Building Materials, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		01/31/2028	1,262,990
797,535	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25	% (f)	05/02/2025	44,526
2,640,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		10/30/2026	2,656,025
1,401,501	Gemini HDPE LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		12/31/2027	1,401,501
1,375,186	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	1,376,045
1,431,413	Global Medical Response, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/02/2025	1,439,464
1,310,000	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		04/28/2028	1,309,672
	Golden Nugget, Inc., Senior Secured First Lien Term Loan
906,820	(2 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		07/30/2021	901,238
767,825	(2 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		08/31/2021	763,099
2,488,259	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		10/10/2025	2,475,046
1,275,000	Grab Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	1,297,312
1,332,339	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		08/04/2027	1,332,719
1,512,772	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.20%		09/30/2026	1,520,336
1,930,163	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		03/06/2028	1,939,514
2,713,267	Greeneden U.S. Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/01/2027	2,722,967
390,000	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		05/09/2028	391,950
529,103	GTT Communications, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.90%		06/02/2025	421,187
932,542	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	794,162
1,681,550	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		10/19/2027	1,683,980

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,610,000	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		05/29/2028	1,607,738
575,000	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.07%		04/30/2025	574,730
2,154,286	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%)	3.92%		03/13/2028	2,157,991
766,350	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.65%		07/01/2026	767,308
2,128,294	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.79%		05/23/2025	2,118,153
281,000	Hightower Holding LLC, Senior Secured First Lien Term Loan	4.75	% (d)(o)	04/28/2028	281,995
1,124,000	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		04/21/2028	1,127,979
1,090,000	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%		03/15/2028	1,084,550
822,317	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		07/21/2025	818,205
2,077,278	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		07/01/2024	2,083,552
619,663	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		07/07/2025	624,568
207,434	ICON Luxembourg SARL, Senior Secured First Lien Term Loan	3.00	% (d)	07/01/2028	208,002
832,566	ICON US Holdings, Inc., Senior Secured First Lien Term Loan	3.00	% (d)	07/01/2028	834,843
1,112,922	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		05/01/2026	1,104,809
1,777,050	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		02/25/2027	1,768,973
2,075,000	Ingram Micro, Inc., Senior Secured First Lien Term Loan	4.00	% (d)	04/01/2028	2,081,163
411,928	Intelsat Jackson Holdings S.A., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	415,534
2,739,533	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%		11/27/2023	2,789,762
2,490,000	ION Trading Finance Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%)	4.92%		03/31/2028	2,504,006
1,152,113	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		12/15/2027	1,153,466
2,486,267	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		12/01/2025	2,488,343
1,025,220	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/02/2026	1,007,278
1,100,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	1,103,283
2,520,000	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		05/05/2028	2,530,823
590,000	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan	5.50	% (d)	06/30/2028	587,050
325,084	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	325,125
962,704	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		02/05/2027	963,306
1,174,563	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/24/2026	1,179,243
1,412,125	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	1,386,530

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,237,556	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		07/02/2025	1,237,556
1,955,000	Kleopatra Finco SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.50% Floor)	5.25%		02/12/2026	1,969,662
580,000	Kodiak BP LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		03/10/2028	580,000
1,915,650	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		12/22/2026	1,904,673
191,515	LBM Acquisition LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50	% (o)	12/17/2027	190,418
861,818	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/17/2027	856,880
92,470	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.09%		06/30/2025	42,652
439,249	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		03/24/2025	437,694
2,054,850	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.83%		08/31/2027	2,054,049
1,552,566	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		05/22/2026	1,544,943
1,611,781	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/18/2025	1,599,974
1,496,250	Lummus Technology Holdings V LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		06/30/2027	1,489,300
1,040,000	Madison IAQ LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		06/21/2028	1,041,789
365,667	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/19/2027	367,610
875,821	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		08/29/2025	866,078
2,565,000	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		05/04/2028	2,576,401
2,161,762	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.34%		08/31/2026	2,166,918
621,779	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.65%		03/02/2026	618,359
365,000	MIC Glen LLC, Senior Secured First Lien Term Loan	4.00	% (d)	06/23/2028	366,256
825,000	Michaels Companies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		04/14/2028	829,455
4,134,825	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	4,155,499
1,085,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	1,160,212
2,265,537	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/27/2026	2,267,893
283,553	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.15%		03/06/2026	284,218
2,112,147	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		05/14/2026	2,107,352
1,872,552	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		11/29/2024	1,857,928
335,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%		12/01/2025	335,837

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
443,132	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.59%		11/28/2025	407,849
57,932	Motion Acquisition Ltd., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 3.25%)	3.40%		11/12/2026	56,230
440,787	Motion Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.40%		11/12/2026	427,839
1,185,911	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/07/2023	1,183,960
641,827	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		10/19/2026	639,661
527,850	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.69%		08/28/2026	523,231
2,483,997	Numericable U.S. LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.15%		08/14/2026	2,483,861
77,344	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25	% (o)	11/16/2027	77,763
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
48,337	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	48,599
2,252,646	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		06/30/2021	2,264,856
96,673	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2021	97,197
2,495,000	Organon & Company, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		06/02/2028	2,500,726
605,267	Ortho-Clinical Diagnostics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		06/30/2025	605,485
542,222	Osmosis Debt Merger Sub, Inc., Senior Secured First Lien Term Loan	4.50	% (d)	06/17/2028	544,256
67,778	Osmosis Debt Merger Sub, Inc., Senior Secured First Lien Term Loan	4.50	% (d)	06/17/2028	68,032
391,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.40%		10/24/2025	386,894
635,000	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		11/30/2027	636,429
1,185,000	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		03/06/2028	1,180,313
675,000	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		10/26/2027	677,427
2,507,602	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		09/27/2024	2,496,832
1,240,000	Park River Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		12/28/2027	1,235,350
2,379,075	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		03/31/2027	2,376,589
487,460	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		05/29/2026	486,073
2,155,000	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		02/01/2028	2,165,021
2,470,000	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		03/03/2028	2,467,802
1,260,000	PetSmart, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		02/11/2028	1,262,520
64,835	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		02/14/2025	65,110

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,305,138	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		06/23/2025	1,289,848
1,703,702	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/03/2025	1,703,438
489,041	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.11%		01/21/2028	488,770
648,319	Playa Resorts Holding B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		04/29/2024	624,211
2,435,000	PODS LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		03/31/2028	2,432,796
	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan
26,314	(3 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		12/29/2027	26,331
563,686	(6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		12/31/2021	564,041
	Polar US Borrower LLC, Senior Secured First Lien Term Loan
1,230,542	(1 Month LIBOR USD + 4.75%)	4.83%		10/15/2025	1,236,694
3,092	(3 Month LIBOR USD + 4.75%)	4.90%		10/15/2025	3,108
3,203	(3 Month LIBOR USD + 4.75%)	4.95%		10/15/2025	3,219
2,530,000	Polaris Newco LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		06/02/2028	2,540,601
957,120	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		03/06/2025	952,708
440,000	PQ Corporation, Senior Secured First Lien Term Loan	3.25	% (d)	06/09/2028	440,185
661,586	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/11/2026	645,321
1,604,688	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		07/31/2026	1,606,292
	Presidio Holdings, Inc., Senior Secured First Lien Term Loan
15,416	(1 Month LIBOR USD + 3.50%)	3.61%		01/22/2027	15,433
267,447	(3 Month LIBOR USD + 3.50%)	3.69%		01/22/2027	267,739
961,585	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.84%		03/07/2025	949,464
2,478,952	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.11%		04/26/2024	2,485,583
1,460,000	Proofpoint, Inc., Senior Secured First Lien Term Loan	3.75	% (d)	06/10/2028	1,453,620
1,289,757	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.59%		02/12/2027	1,263,968
545,000	Quikrete Holdings, Inc., Senior Secured First Lien Term Loan	3.10	% (d)	06/11/2028	541,253
2,194,370	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		09/25/2026	2,199,132
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
1,382,886	(1 Month LIBOR USD + 4.25%)	4.32%		07/09/2025	1,384,235
1,185,625	(1 Month LIBOR USD + 4.25%)	4.35%		07/09/2025	1,186,781
402,245	Redstone Holdco 2 LP, Senior Secured First Lien Term Loan	5.50	% (d)(o)	04/27/2028	402,078
1,027,755	Redstone Holdco 2 LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/27/2028	1,027,328
1,876,491	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		11/14/2025	1,874,333
2,051,573	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		05/30/2025	2,033,252

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
640,000	Renaissance Holding Corporation, Senior Secured Second Lien Term Loan	7.13	% (d)	05/29/2026	642,080
720,000	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		02/17/2028	721,800
141,870	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%)	7.00%		12/17/2021	20,571
635,270	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		02/06/2023	634,574
1,062,338	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/31/2025	1,011,876
863,308	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		02/22/2024	851,256
329,175	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/17/2027	331,780
1,876,740	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		08/14/2024	1,865,536
855,000	SCIH Salt Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		03/16/2027	857,762
1,461,830	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	1,376,291
1,745,553	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		12/31/2025	1,728,970
2,545,689	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		08/01/2025	2,535,226
2,531,450	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%		09/30/2026	2,500,997
1,727,123	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		06/13/2025	1,731,657
937,044	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.86%		04/17/2026	917,605
905,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/20/2027	957,096
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
413,072	(1 Month LIBOR USD + 2.50%)	2.60%		01/23/2025	400,938
1,012,296	(3 Month LIBOR USD + 2.50%)	2.69%		01/23/2025	982,560
1,261,546	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		02/05/2024	1,246,698
1,468,875	Solenis International, LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.14%		06/26/2025	1,470,447
80,000	Solenis International, LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.64%		06/26/2026	80,290
410,000	Solmax U.S. LP, Senior Secured First Lien Term Loan	0.00	% (d)	06/28/2028	409,487
2,463,825	Sophia, LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	3.90%		10/07/2027	2,468,962
2,734,984	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.84%		06/27/2025	2,728,994
189,697	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan	5.00	% (d)(o)	10/01/2027	190,824
1,371,865	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		10/01/2027	1,380,014
1,895,000	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		03/06/2028	1,900,334

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,155,000	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		06/04/2028	1,155,722
865,661	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.18%		04/16/2026	845,106
	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan
100,717	(Prime Rate + 1.75%)	5.00%		10/01/2025	100,108
649,221	(1 Month LIBOR USD + 2.75%)	2.84%		10/01/2025	645,301
917,522	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.65%		07/10/2025	919,417
455,400	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		10/01/2026	457,647
2,287,716	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.63%		03/05/2027	2,275,568
257,738	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/01/2024	257,202
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
1,415,159	(1 Month LIBOR USD + 3.00%)	3.10%		05/29/2026	1,414,282
466,952	(3 Month LIBOR USD + 3.00%)	3.19%		05/29/2026	466,662
803,385	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	782,630
1,825,825	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		06/30/2025	1,831,038
781,075	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%)	5.60%		06/30/2025	786,281
830,000	Tecta America Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		04/06/2028	832,594
1,460,468	Telesat Canada, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.86%		12/07/2026	1,376,184
2,396,880	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.35%		11/02/2026	2,402,872
1,584,978	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		12/17/2026	1,578,812
496,339	TGP Holdings III LLC, Senior Secured First Lien Term Loan	4.25	% (d)	06/25/2028	498,201
48,661	TGP Holdings III LLC, Senior Secured First Lien Term Loan	4.25	% (d)	06/25/2028	48,843
3,035,175	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		02/06/2026	3,024,264
120,675	The Hillman Group, Inc., Senior Secured First Lien Term Loan	3.25	% (d)	01/24/2028	120,565
594,325	The Hillman Group, Inc., Senior Secured First Lien Term Loan	3.25	% (d)	01/24/2028	593,784
2,538,730	TIBCO Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		06/30/2026	2,535,556
155,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.36%		03/03/2028	157,688
825,000	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		06/01/2028	824,229
2,078,348	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	3.27%		03/28/2025	2,046,622
1,890	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		05/30/2025	1,866
773,076	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		01/25/2024	746,308

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,118,358	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	1,175,875
430,754	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.20%		05/29/2026	394,814
1,235,000	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		09/27/2024	1,242,725
231,370	TricorBraun Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75	% (o)	03/03/2028	229,982
1,028,630	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		03/03/2028	1,022,464
2,076,469	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/17/2024	2,072,140
2,345,000	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		03/31/2028	2,345,328
635,000	Truck Hero, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		01/31/2028	635,914
784,004	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		05/01/2025	751,668
2,124,538	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		04/04/2025	2,127,577
63,830	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/25/2027	63,920
2,520,227	UFC Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		04/29/2026	2,520,227
785,618	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		08/13/2026	786,109
94,553	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		05/04/2026	94,730
2,379,324	UKG, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		05/04/2026	2,385,166
210,000	UKG, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		05/03/2027	214,287
667,749	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.84%		08/27/2025	669,973
925,000	United Airlines, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		04/21/2028	938,426
436,009	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		10/22/2025	436,895
330,813	Univar Solutions USA Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		07/01/2026	330,296
447,694	Univision Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/13/2026	449,232
673,200	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.60%		11/20/2026	675,162
119,700	Utz Quality Foods LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		01/20/2028	119,775
895,602	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		10/28/2024	875,362
2,827,174	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		08/27/2025	2,838,285
2,482,541	Vertical U.S. Newco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	4.48%		07/30/2027	2,489,268
895,000	Victoria’s Secret Term Loan	3.75	% (d)	06/30/2028	886,050

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
280,000	Virtusa Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		02/11/2028	281,575
2,470,534	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		02/26/2027	2,466,680
1,703,173	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		02/05/2026	1,685,230
713,190	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	685,682
1,184,706	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.83%		07/31/2026	1,181,004
560,000	Wheel Pros, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		05/11/2028	562,251
1,825,000	WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		03/24/2028	1,824,617
692,145	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		03/09/2027	685,711
1,175,000	Zebra Buyer LLC, Senior Secured First Lien Term Loan	3.75	% (d)	04/22/2028	1,180,875
2,475,178	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		09/30/2026	2,471,316
230,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.57%		04/28/2028	227,812

Total Bank Loans (Cost $426,738,138)					429,312,958

Collateralized Loan Obligations - 3.3%
875,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	3.68	% (a)	07/15/2026	876,483
1,000,000	AIMCO, Series 2018-AA-D (3 Month LIBOR USD + 2.55%)	2.74	% (a)	04/17/2031	987,068
1,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	2.78	% (a)	04/15/2031	965,350
1,500,000	Apidos Ltd., Series 2015-20A-CR (3 Month LIBOR USD + 2.95%)	3.13	% (a)	07/16/2031	1,487,078
2,500,000	Apidos Ltd., Series 2020-33A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38	% (a)	07/24/2031	2,501,488
5,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.74	% (a)	05/28/2030	5,006,166
4,500,000	Avery Point Ltd., Series 2015-7A-DR (3 Month LIBOR USD + 3.60%)	3.78	% (a)	01/15/2028	4,511,609
5,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.14	% (a)	10/20/2030	4,997,585
3,400,000	Babson Ltd., Series 2015-IA-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.79	% (a)	01/20/2031	3,367,510
3,250,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	3.79	% (a)	07/18/2029	3,257,799
6,455,000	Bain Capital Credit Ltd., Series 2016-2A-DRR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.03	% (a)	01/15/2029	6,472,347
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (3 Month LIBOR USD + 3.10%, 3.10% Floor)	0.00	% (a)(p)	07/25/2034	500,000
2,000,000	Barings Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%)	2.78	% (a)	04/15/2031	1,979,972
5,100,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.09	% (a)	07/20/2029	5,050,007
2,000,000	Barings Ltd., Series 2018-4A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.08	% (a)	10/15/2030	2,003,875
3,000,000	Barings Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.83	% (a)	04/15/2036	3,003,554
2,250,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	0.00	% (a)(p)	04/15/2036	2,251,688
3,000,000	BlueMountain Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 4.15%, 4.15% Floor)	4.34	% (a)	01/20/2029	3,002,364

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	2.79	% (a)	04/20/2031	3,772,950
2,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.26	% (a)	11/15/2030	1,923,250
2,400,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	3.19	% (a)	10/20/2030	2,370,251
1,000,000	Buckhorn Park Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.94	% (a)	01/18/2031	1,001,330
4,500,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	3.18	% (a)	07/15/2030	4,511,247
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.94	% (a)	01/30/2031	2,653,750
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.80%)	2.98	% (a)	07/15/2031	2,983,181
1,500,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	3.78	% (a)	07/15/2030	1,502,179
4,000,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.08	% (a)	07/15/2031	3,947,725
2,500,000	Canyon Capital Ltd., Series 2021-1A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.29	% (a)	04/15/2034	2,500,089
1,000,000	Canyon Capital Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21	% (a)	07/15/2034	1,000,000
5,000,000	Carlyle Global Market Strategies Ltd., Series 2016-3A-DRR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	0.00	% (a)(p)	07/20/2034	5,000,000
2,500,000	Carlyle US Ltd., Series 2016-4A-CR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	2.99	% (a)	10/20/2027	2,417,127
10,000,000	Catamaran Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.94	% (a)	01/18/2029	10,038,471
1,000,000	Catamaran Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68	% (a)	10/25/2031	1,000,908
5,000,000	CIFC Funding Ltd., Series 2015-4A-CR2 (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.11	% (a)	04/20/2034	5,012,426
4,500,000	CIFC Funding Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.50%)	3.69	% (a)	04/23/2029	4,501,777
1,000,000	CIFC Funding Ltd., Series 2020-1A-B (3 Month LIBOR USD + 2.30%, 2.30% Floor)	2.48	% (a)	07/15/2032	1,000,527
500,000	CIFC Funding Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.18	% (a)	07/15/2032	500,722
1,000,000	CIFC Funding Ltd., Series 2020-2A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.39	% (a)	08/24/2032	1,002,771
4,500,000	Columbia Cent Ltd., Series 2020-29A-B1 (3 Month LIBOR USD + 2.46%, 2.46% Floor)	2.65	% (a)	07/20/2031	4,522,384
3,250,000	Cook Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.60%)	2.79	% (a)	04/17/2030	3,246,604
1,000,000	Crown Point Ltd., Series 2020-9A-C (3 Month LIBOR USD + 3.60%, 3.60% Floor)	3.79	% (a)	07/14/2032	1,001,675
2,006,000	Dryden Ltd., Series 2016-42A-DR (3 Month LIBOR USD + 2.93%)	3.11	% (a)	07/15/2030	2,006,000
2,200,000	Dryden Ltd., Series 2016-43A-DR3 (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.44	% (a)	04/20/2034	2,200,188
10,000,000	Dryden Senior Loan Fund, Series 2014-33A-DR3 (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.83	% (a)	04/15/2029	10,013,996
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.26	% (a)	08/15/2031	3,016,075

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	Dryden Senior Loan Fund, Series 2018-57A-D (3 Month LIBOR USD + 2.55%, 2.55% Floor)	2.71	% (a)	05/15/2031	1,961,897
2,250,000	Fillmore Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.08	% (a)	07/15/2030	2,242,321
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 2.95%)	3.13	% (a)	10/15/2030	2,001,485
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	6.58	% (a)	10/15/2030	4,019,869
5,000,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.04	% (a)	04/20/2030	4,977,500
3,500,000	GoldenTree Loan Opportunities Ltd., Series 2015-11A-DR2 (3 Month LIBOR USD + 2.40%)	2.59	% (a)	01/18/2031	3,404,356
2,000,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%)	3.49	% (a)	01/20/2030	1,998,036
572,475	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	2.88	% (a)	08/01/2025	573,353
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	3.83	% (a)	10/22/2025	1,382,798
5,000,000	Hayfin Kingsland Ltd., Series 2018-9A-BR (3 Month LIBOR USD + 1.80%)	1.98	% (a)	04/28/2031	5,003,761
1,000,000	Hayfin Kingsland Ltd., Series 2019-1A-B1R (3 Month LIBOR USD + 1.85%, 1.85% Floor)	2.03	% (a)	04/28/2031	1,000,060
1,481,500	Highbridge Loan Management Ltd., Series 4A-2014-A2R (3 Month LIBOR USD + 1.50%)	1.68	% (a)	01/28/2030	1,478,722
2,500,000	Highbridge Loan Management Ltd., Series 8A-2016-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.09	% (a)	07/20/2030	2,453,151
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18	% (a)	10/15/2030	1,475,572
4,000,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	2.94	% (a)	07/20/2031	3,861,485
2,000,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	3.63	% (a)	07/15/2027	2,007,588
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%)	2.99	% (a)	10/20/2027	2,012,057
4,000,000	LCM LP, Series 30A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	0.00	% (a)(p)	04/20/2031	4,003,514
2,000,000	LCM Ltd., Series 25A-D (3 Month LIBOR USD + 3.45%)	3.64	% (a)	07/20/2030	1,943,272
3,250,000	LCM Ltd., Series 28A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.14	% (a)	10/20/2030	3,186,265
4,000,000	Madison Park Funding Ltd., Series 2014-14A-DRR (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.13	% (a)	10/22/2030	4,009,957
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	5.69	% (a)	04/20/2026	1,000,217
5,000,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	3.14	% (a)	10/21/2030	4,984,488
3,750,000	Madison Park Funding Ltd., Series 2019-34A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	3.53	% (a)	04/25/2032	3,750,294
1,000,000	Magnetite Ltd.	0.01	% (a)(d)	07/15/2034	1,000,000
1,000,000	Magnetite Ltd.	0.01	% (a)(d)	07/15/2034	1,000,000
4,000,000	Magnetite Ltd., Series 2015-14RA-D (3 Month LIBOR USD + 2.85%)	3.04	% (a)	10/18/2031	3,995,467
1,500,000	Magnetite Ltd., Series 2016-18A-DR (3 Month LIBOR USD + 2.70%)	2.86	% (a)	11/15/2028	1,502,138
3,900,000	Marble Point Ltd., Series 2020-2A-B1 (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.78	% (a)	10/15/2031	3,912,527

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.24	% (a)	10/20/2030	1,005,015
3,500,000	Neuberger Berman Loan Advisers Ltd., Series 2016-23A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.09	% (a)	10/17/2027	3,500,003
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-29A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.29	% (a)	10/19/2031	2,503,099
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (3 Month LIBOR USD + 2.70%, 2.70% Floor)	2.89	% (a)	01/20/2032	2,001,132
6,000,000	Oak Hill Credit Partners Ltd., Series 2014-10RA-D1R (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.24	% (a)	04/20/2034	6,039,684
3,500,000	Ocean Trails, Series 2020-8A-B (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68	% (a)	07/15/2029	3,501,780
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.08	% (a)	07/15/2029	5,622,131
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.19	% (a)	07/17/2030	1,991,773
6,900,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.70%)	3.89	% (a)	07/19/2030	6,908,917
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR2 (3 Month LIBOR USD + 2.50%)	2.68	% (a)	01/25/2031	1,950,985
2,250,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.90	% (a)	02/14/2031	2,235,193
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 5.45%, 5.45% Floor)	5.63	% (a)	01/22/2030	2,375,000
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.95%)	3.13	% (a)	07/15/2030	10,000,000
5,460,000	Octagon Investment Partners Ltd., Series 2017-1A-CR (3 Month LIBOR USD + 3.30%)	3.49	% (a)	03/17/2030	5,467,081
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	6.39	% (a)	03/17/2030	1,770,927
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	3.03	% (a)	07/25/2030	2,484,680
1,000,000	Octagon Investment Partners Ltd., Series 2020-5A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.61	% (a)	01/15/2033	1,006,158
2,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.24	% (a)	10/20/2030	1,991,304
2,000,000	Sound Point Ltd.	0.01	% (a)(d)	07/20/2034	2,000,000
3,500,000	Sound Point Ltd., Series 2016-2A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.04	% (a)	10/20/2028	3,510,154
9,000,000	Sound Point Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.82	% (a)	01/23/2029	9,036,609
7,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.45	% (a)	07/15/2034	7,000,033
500,000	Sound Point Ltd., Series 2019-4A-D (3 Month LIBOR USD + 4.11%, 4.11% Floor)	4.29	% (a)	01/15/2033	503,352
4,000,000	Sound Point Ltd., Series 2020-1A-C (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.49	% (a)	07/20/2030	4,007,037
1,000,000	Sound Point Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.70%, 4.70% Floor)	4.89	% (a)	07/20/2030	1,002,599
4,000,000	Sound Point Ltd., Series 2020-3A-D (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.90	% (a)	01/25/2032	4,019,583
10,000,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.78	% (a)	01/15/2030	9,920,292

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23	% (a)	10/15/2031	3,005,593
2,500,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	2.83	% (a)	04/15/2028	2,503,352
1,000,000	Upland Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 2.90%)	3.09	% (a)	04/20/2031	996,346
2,000,000	Venture Ltd., Series 2013-14A-BRR (3 Month LIBOR USD + 1.55%, 1.55% Floor)	1.69	% (a)	08/28/2029	2,001,000
2,000,000	Venture Ltd., Series 2014-18A-BR (3 Month LIBOR USD + 1.65%)	1.83	% (a)	10/15/2029	2,002,517
1,000,000	Verde Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.43	% (a)	04/15/2032	1,001,637
3,000,000	Voya Ltd., Series 2014-1A-CR2 (3 Month LIBOR USD + 2.80%)	2.99	% (a)	04/18/2031	2,901,414
2,000,000	Voya Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.12	% (a)	07/23/2027	1,991,117
3,000,000	Voya Ltd., Series 2017-3A-CR (3 Month LIBOR USD + 3.15%)	3.34	% (a)	04/20/2034	2,998,616
4,000,000	Voya Ltd., Series 2018-2A-D (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.93	% (a)	07/15/2031	3,883,316
5,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	1.34	% (a)	07/20/2032	5,001,975
2,250,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.19	% (a)	07/18/2031	2,170,241
1,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.93	% (a)	01/15/2031	941,226
4,000,000	Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.58	% (a)	10/22/2031	3,895,199
3,000,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	3.03	% (a)	07/15/2028	2,996,129
3,000,000	Wind River Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.72%, 3.72% Floor)	3.91	% (a)	04/18/2036	2,970,687
5,000,000	Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	0.00	% (a)(p)	04/15/2035	5,068,750
4,000,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.08	% (a)	07/15/2030	3,873,783
2,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	3.18	% (a)	07/15/2030	2,482,850
3,000,000	Wind River Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.14	% (a)	01/20/2031	2,985,262
10,000,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	2.28	% (a)	04/15/2031	10,003,285

Total Collateralized Loan Obligations (Cost $383,050,420)					382,040,512

Foreign Corporate Bonds - 7.6%
1,500,000	Adani International Container Terminal Pvt Ltd.	3.00	% (a)	02/16/2031	1,449,949
1,500,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,573,550
500,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	476,779
4,500,000	AES Andres B.V.	5.70	% (a)	05/04/2028	4,668,750
2,600,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35	% (a)	10/07/2079	2,778,100
3,400,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	3,632,900
8,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	9,432,764
3,500,000	AES Panama Generation Holdings SRL	4.38	% (a)	05/31/2030	3,666,950
500,000	AES Panama Generation Holdings SRL	4.38%		05/31/2030	523,850
3,200,000	AI Candelaria Spain SLU	5.75	% (a)	06/15/2033	3,299,264
800,000	Altice Financing S.A.	5.00	% (a)	01/15/2028	786,388

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,175,000	Altice France S.A.	7.38	% (a)	05/01/2026	1,223,386
1,305,000	Altice France S.A.	6.00	% (a)	02/15/2028	1,301,320
2,100,000	Altice France S.A.	5.13	% (a)	07/15/2029	2,112,915
12,070,000	Anglo American Capital PLC	4.50	% (a)	03/15/2028	13,809,868
4,060,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%		02/01/2046	5,147,948
8,205,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	10,036,336
1,600,000	Antofagasta PLC	2.38%		10/14/2030	1,543,600
540,000	ARD Finance S.A. (7.25% PIK)	6.50	% (a)	06/30/2027	568,123
15,257,000	Australia & New Zealand Banking Group Ltd. (5 Year CMT Rate + 1.70%)	2.57	% (a)	11/25/2035	14,839,416
1,775,000	Avation Capital S.A. (9.00% PIK)	8.25	% (a)	10/31/2026	1,477,466
12,170,000	Avolon Holdings Funding Ltd.	3.25	% (a)	02/15/2027	12,564,595
200,000	Baidu, Inc.	3.43%		04/07/2030	216,874
4,100,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75	% (a)	02/15/2029	4,478,594
1,500,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	1,484,272
2,400,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(h)	04/22/2031	2,524,044
1,500,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13	% (a)	07/01/2030	1,493,850
3,450,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	3,435,855
4,100,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,323,962
1,500,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%		01/28/2031	1,547,805
200,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38	% (a)	01/28/2031	206,374
3,750,000	Banco General S.A. (10 Year CMT Rate + 3.67%)	5.25	% (a)(h)	05/07/2031	3,930,019
2,660,000	Banco Internacional del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	2,824,534
3,800,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	3,785,446
2,247,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75	% (a)	11/04/2026	1,873,492
7,603,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	6,339,191
7,900,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (h)	01/10/2028	8,980,325
500,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (h)	06/27/2029	565,625
2,521,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(h)	06/27/2029	2,851,881
4,400,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00	% (h)	09/23/2025	4,648,292
10,481,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	11,567,715
14,360,000	Barclays PLC (3 Month LIBOR USD + 1.38%)	1.54%		05/16/2024	14,629,288
15,285,000	BAT Capital Corporation	3.46%		09/06/2029	16,162,887
7,108,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	7,425,728
800,000	BDO Unibank, Inc.	2.63%		10/24/2021	805,000
10,000,000	BDO Unibank, Inc.	2.95%		03/06/2023	10,353,000
7,650,000	Bell Canada	0.75%		03/17/2024	7,671,609
13,455,000	BNP Paribas S.A. (Secured Overnight Financing Rate + 15.07%)	3.05	% (a)	01/13/2031	14,203,674
1,010,000	Bombardier, Inc.	6.00	% (a)	10/15/2022	1,013,328
1,120,000	Bombardier, Inc.	7.88	% (a)	04/15/2027	1,163,411
7,805,000	BPCE S.A.	1.00	% (a)	01/20/2026	7,702,635
4,300,000	Braskem Finance Company (5 Year CMT Rate + 8.22%)	8.50	% (a)	01/23/2081	5,015,305
700,000	Canacol Energy Ltd.	7.25	% (a)	05/03/2025	745,020

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,500,000	Canacol Energy Ltd.	7.25%		05/03/2025	7,982,363
2,100,000	CAP S.A.	3.90	% (a)	04/27/2031	2,103,811
5,840,000	CCL Industries, Inc.	3.05	% (a)	06/01/2030	6,139,303
6,000,000	Chile Electricity PEC SpA	0.00	% (a)	01/25/2028	4,905,210
4,325,000	CI Financial Corporation	4.10%		06/15/2051	4,528,718
1,185,000	CIMB Bank BHD (3 Month LIBOR USD + 0.78%)	0.97%		10/09/2024	1,195,517
3,500,000	CK Hutchison International Ltd.	2.50	% (a)	05/08/2030	3,582,084
11,855,000	Commonwealth Bank of Australia	4.32	% (a)	01/10/2048	14,045,879
6,610,000	Cosan Overseas Ltd.	0.00%		12/29/2049	6,800,038
13,395,000	Credit Agricole S.A.	3.75	% (a)	04/24/2023	14,173,467
13,805,000	Credit Suisse Group AG (Secured Overnight Financing Rate + 0.98%)	1.31	% (a)	02/02/2027	13,535,120
3,800,000	Credito Real S.A.B. de C.V.	9.50	% (a)	02/07/2026	3,546,616
6,150,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (h)	11/29/2022	4,351,125
4,200,000	CSN Islands Corporation	7.00	% (h)	09/23/2021	4,249,245
3,200,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	3,194,384
250,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.92%)	3.30	% (h)	02/27/2025	257,871
2,000,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	2,159,366
5,500,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60	% (h)	09/07/2021	5,530,195
1,100,000	Delek & Avner Tamar Bond Ltd.	5.41	% (a)	12/30/2025	1,108,538
1,197,510	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	1,008,303
1,776,982	Digicel Group Ltd. (7.00% PIK)	7.00	% (a)(h)	07/16/2021	1,381,781
5,000,000	Docuformas SAPI de C.V.	10.25	% (a)	07/24/2024	4,755,400
2,060,000	eG Global Finance PLC	8.50	% (a)	10/30/2025	2,185,856
3,322,020	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	3,447,051
8,500,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	6,076,213
1,485,000	Empresa Generadora de Electricidad Itabo S.A.	7.95%		05/11/2026	1,538,297
1,674,000	Empresa Generadora de Electricidad Itabo S.A.	7.95	% (a)	05/11/2026	1,734,080
4,900,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	4,864,255
3,000,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	2,969,745
6,305,000	Enbridge, Inc.	2.50%		08/01/2033	6,321,972
1,682,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.06%		11/20/2023	1,698,114
1,066,003	Fenix Power Peru S.A.	4.32%		09/20/2027	1,085,255
900,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	1,045,665
5,400,000	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	5,315,267
8,500,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	8,359,717
2,050,000	Garda World Security Corporation	4.63	% (a)	02/15/2027	2,064,381
1,450,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	1,441,017
1,491,000	Geopark Ltd.	6.50%		09/21/2024	1,543,051
860,000	GFL Environmental, Inc.	3.75	% (a)	08/01/2025	884,725
1,830,000	GFL Environmental, Inc.	4.00	% (a)	08/01/2028	1,810,465
4,000,000	Gilex Holding SARL	8.50%		05/02/2023	4,085,740
1,600,000	Gilex Holding SARL	8.50	% (a)	05/02/2023	1,634,296
11,628,000	Glencore Funding LLC	1.63	% (a)	04/27/2026	11,675,639
3,715,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25	% (a)	04/16/2029	3,902,607
10,498,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	9,356,290

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
300,000	Gran Tierra Energy International Holdings Ltd.	6.25	% (a)	02/15/2025	267,373
3,500,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	3,115,035
1,400,000	Grupo Aval Ltd.	4.38	% (a)	02/04/2030	1,385,545
6,567,890	Grupo Idesa S.A. de C.V. (10.38% PIK)	10.13	% (a)	05/22/2026	3,795,584
17,430,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.38%)	1.50%		09/12/2026	17,994,240
3,850,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	4,066,563
1,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	1,037,526
1,000,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	1,088,668
710,000	Intelligent Packaging Ltd.	6.00	% (a)	09/15/2028	740,285
1,585,000	Intelsat Jackson Holdings S.A.	0.01	% (f)	08/01/2023	909,394
2,506,527	Interoceanica Finance Ltd.	0.00%		11/30/2025	2,371,801
1,192,690	Invepar Holdings	0.00	% (e)(f)	12/30/2028	0
950,000	Investment Energy Resources Ltd.	6.25	% (a)	04/26/2029	1,029,562
3,223,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (h)	02/27/2025	3,108,616
1,800,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (a)(h)	02/27/2025	1,736,118
1,400,000	JBS Finance Luxembourg SARL	3.63	% (a)	01/15/2032	1,400,966
6,700,000	JD.com, Inc.	3.38%		01/14/2030	7,159,333
1,300,000	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	1,320,722
5,644,000	Kasikornbank PCL (5 Year CMT Rate + 4.94%)	5.28	% (h)	10/14/2025	5,991,614
1,700,000	Korea Development Bank	1.00%		09/09/2026	1,686,516
1,400,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	1,430,895
5,700,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	5,825,788
3,000,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	2,995,806
1,000,000	Korea Electric Power Corporation	1.13%		06/15/2025	998,602
900,000	Korea Hydro & Nuclear Power Co Ltd.	1.25	% (a)	04/27/2026	896,332
3,045,000	Kronos Acquisition Holdings, Inc.	5.00	% (a)	12/31/2026	3,095,136
1,595,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	1,600,790
900,000	KT Corporation	1.00%		09/01/2025	892,232
4,300,000	KT Corporation	2.50%		07/18/2026	4,519,870
950,000	LG Chem Ltd.	2.38	% (a)	07/07/2031	949,186
2,053,460	Lima Metro Finance Ltd.	5.88%		07/05/2034	2,400,731
12,925,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	14,146,686
6,566,400	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	7,643,388
5,475,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.02%)	3.19	% (a)	11/28/2023	5,672,508
7,884,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	8,348,048
6,400,000	Macquarie Group Ltd. (Secured Overnight Financing Rate + 0.91%)	1.63	% (a)	09/23/2027	6,359,322
7,400,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	7,484,915
3,000,000	Malaysia Wakala Sukuk BHD	3.08	% (a)	04/28/2051	3,122,264
1,340,000	Mattamy Group Corporation	4.63	% (a)	03/01/2030	1,371,490
1,400,000	Medco Bell Pte Ltd.	6.38	% (a)	01/30/2027	1,445,976
1,450,000	MEG Energy Corporation	7.13	% (a)	02/01/2027	1,548,643
280,000	MEG Energy Corporation	5.88	% (a)	02/01/2029	292,298
1,500,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	1,685,835
6,100,000	Minejesa Capital B.V.	4.63%		08/10/2030	6,474,845
6,600,000	Minejesa Capital B.V.	5.63%		08/10/2037	7,166,742
7,500,000	Minerva Luxembourg S.A.	4.38	% (a)	03/18/2031	7,460,625

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,475,000	Mitsubishi UFJ Financial Group, Inc.	1.41%		07/17/2025	14,619,232
9,185,000	National Australia Bank Ltd.	2.99	% (a)	05/21/2031	9,332,952
7,780,000	NatWest Markets PLC	0.80	% (a)	08/12/2024	7,748,511
6,460,000	NBN Company Ltd.	1.45	% (a)	05/05/2026	6,478,988
2,000,000	Network i2i Ltd. (5 Year CMT Rate + 4.28%)	5.65	% (a)(h)	01/15/2025	2,146,250
1,650,000	Nexa Resources S.A.	5.38%		05/04/2027	1,776,605
900,000	NongHyup Bank	1.25	% (a)	07/20/2025	901,109
10,969,000	Nutrien Ltd.	4.20%		04/01/2029	12,624,065
6,365,000	NXP Funding LLC	3.88	% (a)	06/18/2026	7,056,200
6,300,000	ONGC Videsh Ltd.	3.75%		07/27/2026	6,726,107
2,000,000	Ooredoo International Finance Ltd.	3.25%		02/21/2023	2,086,650
500,000	Ooredoo International Finance Ltd.	3.75%		06/22/2026	552,945
1,000,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	1,039,380
500,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	544,739
5,100,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	5,114,076
300,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	300,828
7,900,000	Pampa Energia S.A.	7.50%		01/24/2027	7,091,198
150,000	Pampa Energia S.A.	9.13%		04/15/2029	137,426
2,688,513	Panama Metro Line SP	0.00	% (a)	12/05/2022	2,631,342
313,884	Panama Metro Line SP	0.00%		12/05/2022	307,209
1,300,000	Parkland Corporation	4.50	% (a)	10/01/2029	1,324,849
7,600,000	Peru LNG SRL	5.38%		03/22/2030	6,580,422
5,600,000	Perusahaan Penerbit SBSN Indonesia III	2.55	% (a)	06/09/2031	5,615,400
3,600,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	4,214,034
950,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	951,520
6,300,000	Petronas Capital Ltd.	2.48	% (a)	01/28/2032	6,348,490
5,800,000	POSCO	2.38%		01/17/2023	5,941,908
1,900,000	POSCO	2.75%		07/15/2024	1,998,798
1,430,000	Primo Water Holdings, Inc.	4.38	% (a)	04/30/2029	1,431,787
4,100,000	PSA Treasury Pte Ltd.	2.13%		09/05/2029	4,186,461
500,000	PSA Treasury Pte Ltd.	2.25%		04/30/2030	514,146
800,000	PTTEP Treasury Center Company Ltd.	2.59	% (a)	06/10/2027	830,744
2,750,000	Reliance Industries Ltd.	5.40%		02/14/2022	2,826,547
2,300,000	SA Global Sukuk Ltd.	2.69	% (a)	06/17/2031	2,331,418
3,850,000	Shinhan Financial Group Co Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(h)	05/12/2026	3,832,598
800,000	SingTel Group Treasury Pte Ltd.	1.88%		06/10/2030	793,684
4,300,495	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	4,899,188
177,340	Star Energy Geothermal Wayang Windu Ltd.	6.75	% (a)	04/24/2033	202,028
530,000	Starfruit Finco B.V.	8.00	% (a)	10/01/2026	562,462
2,000,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	2,088,614
1,200,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	1,187,831
9,829,971	Stoneway Capital Corporation	10.00	% (f)	03/01/2027	2,899,842
1,840,000	Superior Plus LP	4.50	% (a)	03/15/2029	1,897,610
1,300,000	Suzano Austria GmbH	3.13%		01/15/2032	1,289,106
350,000	Sydney Airport Finance Company Pty Ltd.	3.63	% (a)	04/28/2026	380,641

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
790,000	Telesat LLC	4.88	% (a)	06/01/2027	763,732
794,000	Telesat LLC	6.50	% (a)	10/15/2027	757,321
8,800,000	Temasek Financial Ltd.	1.00	% (a)	10/06/2030	8,311,054
1,600,000	Temasek Financial Ltd.	1.00%		10/06/2030	1,511,101
9,200,000	Tencent Holdings Ltd.	2.39	% (a)	06/03/2030	9,176,722
1,230,000	Tervita Corporation	11.00	% (a)	12/01/2025	1,379,728
500,000	Titan Acquisition Ltd.	7.75	% (a)	04/15/2026	519,540
5,000,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	5,749,539
500,000	Transelec S.A.	3.88%		01/12/2029	542,440
24,735,000	TSMC Global Ltd.	1.25	% (a)	04/23/2026	24,537,478
985,971	UEP Penonome S.A.	6.50%		10/01/2038	1,010,018
5,422,839	UEP Penonome S.A.	6.50	% (a)	10/01/2038	5,555,102
900,000	UltraTech Cement Ltd.	2.80%		02/16/2031	872,238
13,900,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (h)	01/29/2025	10,381,493
2,200,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	2,188,692
6,600,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88	% (h)	10/19/2023	6,908,550
5,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	5,037,550
5,600,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	4,920,524
10,800,000	Vedanta Resources Ltd.	6.13%		08/09/2024	9,064,440
2,300,000	Vertical Newco, Inc.	5.25	% (a)	07/15/2027	2,426,500
685,000	Virgin Media Finance PLC	5.00	% (a)	07/15/2030	692,960
7,430,000	Volkswagen Group of America Finance LLC	4.25	% (a)	11/13/2023	8,033,987
550,000	VTR Finance NV	6.38%		07/15/2028	584,972
9,300,000	Weir Group PLC	2.20	% (a)	05/13/2026	9,346,396
3,000,000	Woori Bank (5 Year CMT Rate + 2.66%)	4.25	% (h)	10/04/2024	3,120,000

Total Foreign Corporate Bonds (Cost $881,365,625)					890,229,715

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.3%
3,100,000	Abu Dhabi Government International Bond	3.13	% (a)	04/16/2030	3,375,637
8,850,000	Abu Dhabi Government International Bond	3.13%		09/30/2049	9,052,223
2,200,000	Abu Dhabi Government International Bond	3.88%		04/16/2050	2,540,399
13,405,000	BOC Aviation Ltd. (3 Month LIBOR USD + 1.13%)	1.27	% (a)	09/26/2023	13,397,530
3,900,000	Brazilian Government International Bond	3.75%		09/12/2031	3,853,200
5,000,000	Brazilian Government International Bond	5.00%		01/27/2045	5,073,875
5,700,000	Brazilian Government International Bond	5.63%		02/21/2047	6,225,968
3,000,000	Chile Government International Bond	3.50%		01/25/2050	3,148,695
15,500,000	Chile Government International Bond	3.10%		01/22/2061	14,886,355
4,700,000	Colombia Government International Bond	3.13%		04/15/2031	4,607,363
2,600,000	Colombia Government International Bond	3.25%		04/22/2032	2,553,096
2,500,000	Colombia Government International Bond	5.00%		06/15/2045	2,664,875
11,150,000	Colombia Government International Bond	4.13%		05/15/2051	10,601,866
4,100,000	Dominican Republic International Bond	4.88	% (a)	09/23/2032	4,233,250
800,000	Dominican Republic International Bond	5.30	% (a)	01/21/2041	800,008
5,800,000	Dominican Republic International Bond	5.88%		01/30/2060	5,794,200
2,700,000	Indonesia Government International Bond	4.35%		01/11/2048	3,072,672
10,200,000	Indonesia Government International Bond	3.70%		10/30/2049	10,726,126

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	3,227,560
500,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	546,259
2,650,000	Malaysia Wakala Sukuk BHD	2.07	% (a)	04/28/2031	2,682,011
5,114,000	Mexico Government International Bond	4.15%		03/28/2027	5,788,255
14,415,000	Mexico Government International Bond	3.75%		01/11/2028	15,724,963
10,100,000	Mexico Government International Bond	4.28%		08/14/2041	10,626,614
8,887,000	Mexico Government International Bond	4.60%		02/10/2048	9,566,544
5,400,000	Mexico Government International Bond	4.50%		01/31/2050	5,752,620
6,600,000	Mexico Government International Bond	3.77%		05/24/2061	6,155,325
4,700,000	Panama Government International Bond	4.30%		04/29/2053	5,223,956
10,800,000	Panama Government International Bond	3.87%		07/23/2060	11,054,880
3,800,000	Perusahaan Penerbit	3.80%		06/23/2050	3,990,304
4,400,000	Peruvian Government International Bond	2.78%		01/23/2031	4,493,544
4,650,000	Peruvian Government International Bond	3.30%		03/11/2041	4,709,148
9,250,000	Peruvian Government International Bond	3.55%		03/10/2051	9,617,318
3,800,000	Philippine Government International Bond	2.46%		05/05/2030	3,959,569
4,950,000	Philippine Government International Bond	1.65%		06/10/2031	4,787,946
3,088,000	Philippine Government International Bond	3.70%		03/01/2041	3,348,195
8,562,000	Philippine Government International Bond	3.70%		02/02/2042	9,257,041
3,100,000	Philippine Government International Bond	2.95%		05/05/2045	3,000,467
1,800,000	Philippine Government International Bond	2.65%		12/10/2045	1,667,786
2,100,000	Qatar Government International Bond	3.38%		03/14/2024	2,255,442
2,000,000	Saudi Government International Bond	2.38%		10/26/2021	2,013,040
3,700,000	Saudi Government International Bond	2.88%		03/04/2023	3,844,152
7,000,000	Saudi Government International Bond	2.90	% (a)	10/22/2025	7,502,635
200,000	Saudi Government International Bond	3.75%		01/21/2055	211,855
18,400,000	Saudi Government International Bond	3.45%		02/02/2061	18,413,156

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $256,307,447)					266,027,923

Municipal Bonds - 0.1%
3,290,000	Missouri Highway & Transportation Commission	5.06%		05/01/2024	3,694,497
4,430,000	State of California	7.55%		04/01/2039	7,562,039

Total Municipal Bonds (Cost $9,795,972)					11,256,536

Non-Agency Commercial Mortgage Backed Obligations - 8.2%
5,000,000	Alen Mortgage Trust, Series 2021-ACEN-D (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.17	% (a)	04/15/2034	5,018,534
2,000,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-C	3.72	% (a)(c)	05/15/2053	2,090,254
22,775,500	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XB	0.75	% (a)(c)(i)	06/15/2054	1,589,416
4,041,000	Arbor Realty Ltd., Series 2021-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.70	% (a)	05/15/2036	4,055,148
4,140,000	Arbor Realty Ltd., Series 2021-FL2-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	2.05	% (a)	05/15/2036	4,162,195
12,071,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.37	% (a)	06/15/2035	12,072,270
2,638,666	BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ-C	3.73	% (a)(c)	08/14/2034	2,782,239
1,790,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.50	% (c)	09/15/2048	1,887,462

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,515,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-C	4.50	% (c)	09/15/2048	5,612,286
1,045,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.57	% (a)	03/15/2036	1,045,476
4,259,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.42	% (a)	03/15/2036	4,241,323
4,954,465	BANK, Series 2017-BNK8-XA	0.87	% (c)(i)	11/15/2050	198,147
1,821,000	BANK, Series 2018-BN10-B	4.08	% (c)	02/15/2061	2,036,500
1,857,000	BANK, Series 2018-BN10-C	4.16	% (c)	02/15/2061	1,999,455
1,005,000	BANK, Series 2020-BN28-AS	2.14%		03/15/2063	991,945
5,927,000	BANK, Series 2020-BN28-B	2.34%		03/15/2063	5,887,330
2,906,000	BANK, Series 2020-BN28-C	3.15	% (c)	03/15/2063	3,017,755
1,508,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.27	% (a)	08/15/2036	1,510,748
1,719,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.77	% (a)	08/15/2036	1,721,975
1,355,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.57	% (a)	08/15/2036	1,354,301
3,451,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.57	% (a)	08/15/2036	3,434,756
62,928,174	BBCMS Mortgage Trust, Series 2020-C7-XA	1.74	% (c)(i)	04/15/2053	6,612,946
5,670,000	BBCMS Mortgage Trust, Series 2020-C8-C	3.36	% (c)	10/15/2053	5,839,031
77,096,219	BBCMS Mortgage Trust, Series 2021-C9-XA	1.77	% (c)(i)	02/15/2054	9,666,972
3,318,000	Benchmark Mortgage Trust, Series 2019-B10-C	3.75%		03/15/2062	3,542,728
3,983,000	Benchmark Mortgage Trust, Series 2020-B18-AGNF	4.14	% (a)	07/15/2053	4,051,170
11,563,000	Benchmark Mortgage Trust, Series 2020-B18-C	3.77	% (c)	07/15/2053	12,410,206
4,549,000	Benchmark Mortgage Trust, Series 2020-B19-AS	2.15%		09/15/2053	4,545,496
3,193,000	Benchmark Mortgage Trust, Series 2020-B19-B	2.35%		09/15/2053	3,199,272
1,091,000	Benchmark Mortgage Trust, Series 2020-B19-C	3.21%		09/15/2053	1,137,117
9,385,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.31	% (a)	10/15/2034	9,344,056
6,535,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	07/15/2035	6,547,611
3,560,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	2.02	% (a)	03/15/2037	3,572,605
1,679,610	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.12	% (a)	07/15/2034	1,686,380
5,361,800	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	07/15/2034	5,390,778
3,400,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	07/15/2034	3,417,059
1,673,321	BX Trust, Series 2018-EXCL-B (1 Month LIBOR USD + 1.33%, 1.33% Floor)	1.40	% (a)	09/15/2037	1,630,725
11,798,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(c)	12/09/2041	12,356,546
4,955,000	CD Mortgage Trust, Series 2017-CD4-C	4.35	% (c)	05/10/2050	5,384,699
70,988,500	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.15	% (c)(i)	01/10/2048	2,745,927
3,267,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-B	4.20	% (c)	06/15/2050	3,602,245
3,053,000	CHT Mortgage Trust, Series 2017-CSMO-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.47	% (a)	11/15/2036	3,060,051
3,988,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.07	% (a)	11/15/2036	4,005,189

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,716,385	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.90	% (a)(c)(i)	09/10/2045	93,594
1,898,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(c)	02/10/2048	1,893,002
3,643,929	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.48	% (c)(i)	02/10/2048	146,158
4,470,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (a)	02/10/2049	3,405,048
39,208,674	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86	% (c)(i)	04/15/2049	2,304,278
40,646,513	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.11	% (c)(i)	07/10/2049	3,033,124
78,416,215	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.63	% (c)(i)	10/10/2049	4,250,543
13,720,000	Citigroup Commercial Mortgage Trust, Series 2017-C4-B	4.10	% (c)	10/12/2050	15,068,933
321,000	Citigroup Commercial Mortgage Trust, Series 2018-B2-B	4.28	% (c)	03/10/2051	359,928
9,344,000	Citigroup Commercial Mortgage Trust, Series 2019-GC41-B	3.20%		08/10/2056	9,958,464
8,478,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62	% (a)(c)	12/10/2041	7,403,330
7,003,000	Citigroup Commercial Mortgage Trust, Series 2020-555-G	3.62	% (a)(c)	12/10/2041	5,543,397
21,102,497	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.00	% (c)(i)	10/15/2045	311,329
2,953,554	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.28	% (a)(c)(i)	12/10/2044	9,235
1,815,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR16-B	4.58%		04/10/2047	1,947,178
7,335,783	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66	% (c)	11/10/2047	7,641,493
3,325,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-B	4.68	% (c)	08/10/2048	3,668,932
54,688,901	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.07	% (c)(i)	10/10/2048	1,788,863
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.48	% (c)	07/10/2048	4,537,350
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.77	% (c)	10/10/2048	6,039,946
5,997,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.79	% (c)	02/10/2049	6,530,408
48,436,460	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.12	% (c)(i)	02/10/2049	1,751,201
4,321,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.77	% (a)	09/15/2033	4,297,133
6,771,200	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	12/15/2031	6,745,676
1,651,200	Core Mortgage Trust, Series 2019-CORE-F (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.42	% (a)	12/15/2031	1,637,293
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.71	% (c)	11/15/2048	6,013,723
3,461,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	5.10	% (a)(c)	01/15/2049	3,111,274
37,510,071	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.06	% (c)(i)	01/15/2049	2,778,649
11,488,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	5.05	% (c)	11/15/2051	12,756,260
400,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-B	4.61	% (c)	08/15/2051	453,946
3,800,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-C	4.92	% (c)	08/15/2051	4,206,766
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	9,982,191
6,238,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.73	% (c)	03/15/2053	6,527,184
126,799,840	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.24	% (c)(i)	03/15/2053	10,250,664
4,944,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.22	% (a)	07/15/2032	4,861,460

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,359,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.62	% (a)	07/15/2032	4,134,914
6,269,000	CSMC Trust, Series 2020-NET-C	3.53	% (a)	08/15/2037	6,635,412
4,503,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.35%, 1.35% Floor)	1.57	% (a)	06/15/2033	4,493,799
186,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.67	% (a)	06/15/2033	182,150
4,475,000	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-C	3.48	% (c)	05/10/2049	4,371,918
53,512,164	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.54	% (c)(i)	05/10/2049	2,804,920
5,000,000	DOLP Trust, Series 2021-NYC-D	3.70	% (a)(c)	05/10/2041	5,123,857
5,000,000	DOLP Trust, Series 2021-NYC-E	3.70	% (a)(c)	05/10/2041	5,003,562
1,500,000	Exantas Capital Corporation Ltd., Series 2020-RSO8-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.62	% (a)	03/15/2035	1,502,815
5,322,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-E	4.09	% (a)(c)	12/10/2036	5,530,987
4,435,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	4.09	% (a)(c)	12/10/2036	4,517,208
5,526,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09	% (a)(c)	12/10/2036	5,576,478
1,014,301	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.14	% (a)	07/25/2023	1,027,457
3,188,000	FREMF Mortgage Trust, Series 2018-K74-C	4.23	% (a)(c)	02/25/2051	3,488,353
9,365,000	FREMF Mortgage Trust, Series 2018-KC02-C	0.00	% (a)(j)	08/25/2025	7,253,646
4,260,000	FREMF Mortgage Trust, Series 2019-K736-C	3.88	% (a)(c)	07/25/2026	4,552,035
5,000,000	FS Rialto, Series 2019-FL1-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	12/16/2036	4,988,965
12,000,000	Grace Trust, Series 2020-GRCE-D	2.77	% (a)(c)	12/10/2040	11,922,697
4,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.20	% (a)	12/15/2036	3,936,453
2,588,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.32	% (a)	07/15/2035	2,534,399
7,055,000	GS Mortgage Securities Corporation, Series 2015-GC32-B	4.56	% (c)	07/10/2048	7,706,248
4,256,000	GS Mortgage Securities Corporation, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	1.95	% (a)	06/15/2036	4,189,125
581,089	GS Mortgage Securities Trust, Series 2011-GC5-XA	0.63	% (a)(c)(i)	08/10/2044	6
2,819,888	GS Mortgage Securities Trust, Series 2012-GC6-XA	2.06	% (a)(c)(i)	01/10/2045	4,616
8,569,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66	% (a)(c)	11/10/2047	5,769,042
94,481,451	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.91	% (c)(i)	11/10/2048	2,740,784
4,854,000	GS Mortgage Securities Trust, Series 2016-GS2-B	3.76	% (c)	05/10/2049	5,219,599
1,825,000	GS Mortgage Securities Trust, Series 2016-GS2-C	4.86	% (c)	05/10/2049	2,014,080
45,723,840	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.90	% (c)(i)	05/10/2049	3,188,081
5,801,000	GS Mortgage Securities Trust, Series 2017-GS6-B	3.87%		05/10/2050	6,350,106
10,779,000	GS Mortgage Securities Trust, Series 2019-GC39-B	3.97%		05/10/2052	12,046,996
4,514,000	GSCG Trust, Series 2019-600C-D	3.76	% (a)	09/06/2034	4,563,929
791,000	GSCG Trust, Series 2019-600C-E	4.12	% (a)(c)	09/06/2034	785,870
11,087,664	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	11/15/2036	10,901,846
111,203	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.30	% (c)(i)	05/15/2045	1
17,202,675	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.89	% (c)(i)	10/15/2045	225,052
3,064,911	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.54	% (c)(i)	06/15/2045	14,874

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
57,621,058	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.07	% (c)(i)	01/15/2049	1,984,066
2,976,800	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.17	% (a)	06/15/2032	2,987,482
2,837,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-B	3.46%		08/15/2049	2,996,009
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR4-C	4.94	% (c)	03/10/2052	1,134,258
7,958,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP-E	3.99	% (a)(c)	12/05/2038	7,828,474
845,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C12-C	4.24	% (c)	07/15/2045	878,040
40,853,697	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.96	% (c)(i)	02/15/2047	713,767
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.80	% (c)	08/15/2047	3,177,339
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (c)	09/15/2047	2,876,498
8,204,658	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	% (a)(c)	09/15/2047	8,301,144
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.59	% (c)	11/15/2047	3,715,912
45,059,009	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.99	% (c)(i)	11/15/2047	1,092,785
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (a)(c)	02/15/2048	10,849,303
1,846,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	1,916,624
4,987,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.34	% (c)	05/15/2048	4,952,234
55,602,750	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.65	% (c)(i)	07/15/2048	987,994
44,035,667	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.98	% (c)(i)	08/15/2048	1,304,107
4,138,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.80	% (c)	11/15/2048	3,567,134
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77	% (c)	12/15/2048	6,901,524
1,447,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.89	% (c)	03/15/2049	1,587,395
51,126,691	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.71	% (c)(i)	06/15/2049	2,789,150
7,675,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-AS	3.48%		06/15/2049	8,052,014
9,960,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-C	3.85	% (c)	05/13/2053	10,786,879
266,306	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.63	% (a)(c)(i)	11/15/2038	40
214,772	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.63	% (a)(c)(i)	11/15/2038	32
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.74	% (a)(c)	03/10/2049	5,676,762
13,184,000	MBRT, Series 2019-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.62	% (a)	11/15/2036	13,205,266
7,825,000	MHC Commercial Mortgage Trust, Series 2021-MHC-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.67	% (a)	04/15/2038	7,864,053
4,500,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (a)(c)	02/12/2040	4,134,440
1,769,404	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.54	% (a)(c)(i)	08/15/2045	15,740
2,500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17-C	4.64	% (c)	08/15/2047	2,664,158
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.68	% (c)	10/15/2047	3,133,536
1,508,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	1,589,604
1,406,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	1,510,401

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61	% (c)	02/15/2048	3,806,011
31,598,805	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.42	% (c)(i)	02/15/2048	1,099,702
75,089,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-XB	0.28	% (a)(c)(i)	07/15/2050	551,401
2,957,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68	% (c)	10/15/2048	3,188,844
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.66	% (c)	12/15/2047	4,915,786
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (a)(c)	12/15/2047	6,386,408
47,277,102	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.52	% (c)(i)	09/15/2049	2,736,720
6,364,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-B	4.11%		05/15/2050	6,930,297
28,128,324	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.64	% (c)(i)	08/15/2049	1,570,334
3,022,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.27	% (a)	11/15/2034	3,000,420
4,533,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	11/15/2034	4,439,743
2,183,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.42	% (a)	11/15/2034	2,046,495
3,999,000	Morgan Stanley Capital, Series 2017-HR2-C	4.36	% (c)	12/15/2050	4,379,803
3,232,260	Motel 6 Trust, Series 2017-MTL6-E (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.32	% (a)	08/15/2034	3,248,115
6,485,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.12	% (a)	10/15/2037	6,509,093
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.27	% (a)	06/15/2035	1,884,358
5,158,000	PFP Ltd., Series 2019-5-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.07	% (a)	04/14/2036	5,169,657
4,539,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	4,785,477
51,546,748	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.10	% (c)(i)	10/10/2048	3,211,048
10,336,000	SLG Office Trust, Series 2021-OVA-E	2.85	% (a)	07/15/2041	10,156,595
9,660,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (a)	07/15/2041	9,041,045
5,910,000	TPGI Trust, Series 2021-DGWD-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	3.95	% (a)	06/15/2026	5,935,347
14,308,000	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	2.97	% (a)	03/15/2038	14,380,144
1,374,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.22	% (a)(c)	03/10/2046	1,170,316
8,911,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	9,761,523
11,933,000	UBS Commercial Mortgage Trust, Series 2017-C2-B	3.99	% (c)	08/15/2050	13,000,660
2,491,000	UBS Commercial Mortgage Trust, Series 2017-C6-B	4.15	% (c)	12/15/2050	2,750,391
1,450,000	UBS Commercial Mortgage Trust, Series 2017-C7-B	4.29	% (c)	12/15/2050	1,627,518
6,958,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.73	% (c)	12/15/2050	7,747,176
559,000	UBS Commercial Mortgage Trust, Series 2018-C10-C	5.26	% (c)	05/15/2051	620,078
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	5.05	% (c)	06/15/2051	7,754,578
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.13	% (c)	08/15/2051	2,969,960
5,698,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86	% (c)	02/15/2051	6,401,477
9,033,262	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.98	% (a)(c)(i)	08/10/2049	135,344

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,513,520	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-B	3.65	% (a)(c)	03/10/2046	3,572,471
3,365,924	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.22	% (a)(c)	03/10/2046	3,354,587
390,493	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.45	% (c)(i)	11/15/2048	3
2,031,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94	% (a)	08/15/2050	365,580
8,809,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.23	% (c)	05/15/2048	9,321,492
4,891,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76	% (c)	11/15/2048	5,157,004
41,491,428	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.23	% (c)(i)	05/15/2048	1,342,965
4,207,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.65	% (c)	09/15/2057	4,523,388
7,353,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.85	% (c)	12/15/2048	8,030,565
59,432,725	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.07	% (c)(i)	12/15/2048	2,204,485
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.87	% (c)	01/15/2059	4,963,407
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	4,729,582
7,687,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	8,124,764
2,518,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37-C	4.63	% (c)	12/15/2049	2,703,414
2,574,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25-B	4.56	% (c)	12/15/2059	2,835,110
7,224,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-B	3.81%		11/15/2049	7,735,550
78,375,071	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.75	% (c)(i)	11/15/2049	4,055,126
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,941,601
7,228,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	5.14	% (c)	08/15/2051	8,134,624
12,408,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.10	% (c)	09/15/2061	13,540,761
6,546,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.29	% (c)	01/15/2052	7,550,044
21,095,607	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-XA	1.44	% (c)(i)	03/15/2052	1,633,203
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-C	4.35%		05/15/2052	11,564,744
9,344,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-B	3.84	% (c)	06/15/2052	10,221,873
11,727,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-B	3.14%		02/15/2053	12,374,163
5,510,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-B	2.70%		07/15/2053	5,692,783
3,800,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-C	3.16%		07/15/2053	3,903,455
120,409,419	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.69	% (c)(i)	04/15/2054	14,126,830
12,155,630	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.03	% (a)(c)(i)	11/15/2045	200,421
66,026,924	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.18	% (c)(i)	08/15/2047	1,680,755
46,058,114	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.95	% (c)(i)	09/15/2057	950,976

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $983,485,636)					959,090,311

Non-Agency Residential Collateralized Mortgage Obligations - 11.2%
7,283,551	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.33	% (c)	03/25/2037	5,953,847
26,440	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.91	% (a)(c)	11/25/2037	29,107
5,028,585	Ajax Mortgage Loan Trust, Series 2020-A-A	2.38	% (a)(b)	12/25/2059	5,034,328
5,400,594	Ajax Mortgage Loan Trust, Series 2020-D-A	2.25	% (a)(b)	06/25/2060	5,441,023
5,000,000	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (a)(b)	01/25/2026	5,002,517
14,916,223	Alternative Loan Trust, Series 2005-37T1-A5 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap)	0.54%		09/25/2035	9,923,425
9,821,359	Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	8,721,289
7,260,729	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	5,759,424
7,330,162	Alternative Loan Trust, Series 2007-OA8-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		06/25/2047	5,960,078
3,100,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (a)	01/19/2039	3,178,288
10,000,000	AMSR Trust, Series 2021-SFR1-F	3.87	% (a)(c)	06/17/2038	10,091,406

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	AMSR Trust, Series 2021-SFR2-E1	2.48	% (a)	08/17/2026	3,022,023
2,500,000	AMSR Trust, Series 2021-SFR2-E2	2.58	% (a)	08/17/2026	2,518,335
4,500,000	AMSR Trust, Series 2021-SFR2-F1	3.28	% (a)	08/17/2026	4,532,976
2,000,000	AMSR Trust, Series 2021-SFR2-F2	3.67	% (a)	08/17/2026	2,014,652
2,040,692	Angel Oak Mortgage Trust LLC, Series 2018-3-A1	3.65	% (a)(c)	09/25/2048	2,056,022
2,899,765	Angel Oak Mortgage Trust LLC, Series 2018-3-A2	3.75	% (a)(c)	09/25/2048	2,918,484
2,759,217	Angel Oak Mortgage Trust LLC, Series 2018-3-A3	3.85	% (a)(c)	09/25/2048	2,774,108
12,124,779	Argent Securities Trust, Series 2006-M1-A2C (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.39%		07/25/2036	4,942,697
15,439,280	Argent Securities Trust, Series 2006-M1-A2D (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.57%		07/25/2036	6,483,784
132,080	Banc of America Funding Corporation, Series 2005-G-A3	2.64	% (c)	10/20/2035	121,652
259,394	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	264,770
119,027	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	117,958
1,046,057	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47	% (a)(b)	06/28/2034	1,053,503
254,467	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	173,666
28,553,750	BRAVO Residential Funding Trust, Series 2021-A-A1	1.99	% (a)(b)	10/25/2059	28,587,897
7,802,535	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 14.50% Cap)	0.24%		01/25/2037	7,317,469
1,633,897	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.88	% (c)	07/25/2037	1,579,837
892,332	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	274,793
6,953,000	CIM Trust, Series 2020-R2-M2	3.00	% (a)(c)	10/25/2059	7,140,920
38,973	CitiCorporationMortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	39,852
608,217	CitiCorporationResidential Mortgage Securities, Inc., Series 2006-2-A5	5.20	% (k)	09/25/2036	620,741
223,397	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	6.35%		05/25/2036	114,707
347,965	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	2.99	% (a)(c)	11/25/2038	351,760
4,690,309	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A1A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	0.16%		01/25/2037	2,692,254
9,576,461	Citigroup Mortgage Loan Trust, Series 2009-3-5A3	6.00	% (a)(c)	02/25/2037	8,977,192
3,794,500	Citigroup Mortgage Loan Trust, Series 2018-RP1-M3	3.00	% (a)(c)	09/25/2064	3,877,705
34,830,522	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (a)	10/25/2058	34,665,934
4,027,189	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23	% (a)(b)	09/25/2059	4,044,856
68,130,371	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (a)(c)	03/25/2065	68,927,564
5,674,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (a)(c)	03/25/2065	6,003,183
4,752,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (a)(c)	03/25/2065	4,956,212
4,413,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (a)(c)	03/25/2065	4,447,854
13,004,673	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.02	% (a)(c)	03/25/2065	13,948,422
82,610	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	82,808
40,293	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	38,303
318,799	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	322,910
4,985,877	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	4,953,130
1,000,000	CoreVest American Finance Trust, Series 2020-4-E	3.38	% (a)	12/15/2052	992,396
900,547	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	930,277
98,233	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	93,564
155,058	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	105,360
610,018	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	556,648

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
96,513	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.79%		10/25/2035	70,345
268,119	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	193,995
7,167,304	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	5,697,200
1,113,367	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	784,468
1,209,150	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.54%		08/25/2037	450,713
350,139	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	53.82	% (l)	08/25/2037	828,145
67,418	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	29.48	% (l)	08/25/2037	100,019
321,538	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	266,486
1,560,737	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.59%		09/25/2037	676,722
1,533,159	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.41	% (i)(l)	09/25/2037	497,380
720,995	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	133,951
849	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43	% (c)	02/25/2033	812
231,934	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	185,570
501,105	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	360,245
201,494	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	169,155
527,929	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	392,257
71,297	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	65,767
815,843	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	799,775
3,483,709	Credit Suisse Mortgage Capital Certificates, Series 2009-3R-19A2	6.00	% (a)	01/27/2038	2,401,588
6,771,237	Credit Suisse Mortgage Capital Certificates, Series 2021-JR1-A1	2.47	% (a)(c)	09/27/2066	6,776,010
8,462,153	Credit-Based Asset Servicing and Securitization LLC, Series 2007-RP1-A (1 Month LIBOR USD + 0.31%, 0.31% Floor)	0.40	% (a)	05/25/2046	7,913,417
2,644,440	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	1,537,528
31,236	CSMC Mortgage-Backed Trust, Series 2006-4-7A1	5.50%		05/25/2021	28,078
61,763	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	17,909
14,945	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	14,205
10,100,454	CSMC Mortgage-Backed Trust, Series 2019-RPL8-A1	3.32	% (a)(c)	10/25/2058	10,178,484
1,164,750	CSMC Trust, Series 2010-4R-3A17	6.00	% (a)(c)	06/26/2037	1,172,936
39,398,779	CSMC Trust, Series 2020-RPL1-PT1	3.42	% (a)(c)	10/25/2069	39,918,803
9,035,400	CSMC Trust, Series 2020-RPL4-M1	2.50	% (a)	01/25/2060	9,194,995
5,999,758	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR2-2A1	2.74	% (c)	10/25/2035	5,744,727
477,286	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	12.02	% (a)(l)	04/15/2036	448,533
84,771	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	14.47	% (a)(l)	04/15/2036	86,372
982,697	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	12.02	% (a)(l)	04/15/2036	1,062,522
6,264,014	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	6,193,342
15,984,000	First Franklin Mortgage Loan Trust, Series 2006-FF15-A6 (1 Month LIBOR USD + 0.31%, 0.31% Floor)	0.40%		11/25/2036	14,462,624

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,231,599	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		03/25/2037	8,877,066
238,193	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	155,480
2,940,189	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A1	6.25%		02/25/2037	1,882,268
51,553	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (c)	05/25/2035	43,888
16,250,000	FKH	2.39	% (a)	08/17/2028	16,371,583
11,500,000	FKH	2.49	% (a)	08/17/2028	11,586,009
19,200,000	FMC GMSR Issuer Trust, Series 2019-GT2-A	4.23	% (a)(c)	09/25/2024	19,207,484
5,363,881	GCAT LLC, Series 2020-2-A1	3.72	% (a)(b)	06/25/2025	5,384,904
6,951,000	GCAT LLC, Series 2021-NQM3-M1	2.57	% (a)	05/25/2066	6,965,514
1,901,389	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	1,895,392
7,546,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-M1	3.29	% (a)(c)	09/27/2060	7,662,039
23,207	GSAA Home Equity Trust, Series 2005-7-AF5	5.11	% (k)	05/25/2035	23,479
1,057,350	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	866,926
948,941	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	593,770
1,995,344	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	1,988,362
24,391,032	GSR Mortgage Loan Trust, Series 2006-OA1-1A1 (1 Month LIBOR USD + 0.44%, 0.44% Floor)	0.53%		08/25/2046	8,448,536
187,711	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	278,488
13,400,549	HarborView Mortgage Loan Trust, Series 2005-7-2A1 (1 Month LIBOR USD + 0.57%, 0.57% Floor, 11.00% Cap)	0.66%		06/19/2045	10,277,307
19,200,000	Headlands Residential LLC, Series 2019-RPL1-NOTE	3.97	% (a)(b)	06/25/2024	19,292,947
5,250,000	Homeward Opportunities Fund Trust, Series 2020-2-M1	3.90	% (a)(c)	05/25/2065	5,479,630
8,961,223	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23	% (a)(b)	08/25/2025	9,075,072
24,745,663	HSI Asset Securitization Corporation, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.37%		10/25/2036	10,735,688
11,969,216	HSI Asset Securitization Corporation, Series 2007-NC1-A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		04/25/2037	9,384,840
34,211,569	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	0.36%		02/25/2037	32,274,452
1,858,705	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		07/25/2047	1,482,997
1,848,362	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A24 (1 Month LIBOR USD + 0.31%, 0.31% Floor)	0.40%		07/25/2047	1,582,490
3,152,400	JP Morgan Alternative Loan Trust, Series 2005-A2-1M1 (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.50% Cap)	0.78%		01/25/2036	3,016,759
208,125	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69	% (k)	05/25/2036	209,891
5,038,722	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.81%		08/25/2036	4,918,350
97,159	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.62%		08/25/2036	97,092
88,845	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21%		12/25/2036	90,216
16,069,984	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.59%		07/25/2036	9,629,012
19,834,814	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC3-A4 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.24%		08/25/2036	15,993,093
15,249,753	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A5 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.30%		12/25/2036	9,931,655
3,467,832	JP Morgan Mortgage Trust, Series 2006-S1-2A9	6.50%		04/25/2036	3,576,076

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
194,706	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	145,720
1,162,653	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(b)	05/25/2059	1,168,241
30,861,619	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	4.30	% (a)	06/25/2058	32,328,904
3,556,733	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47	% (a)(b)	11/25/2061	3,589,278
34,114,334	Legacy Mortgage Asset Trust, Series 2020-GS2-A1	2.75	% (a)(b)	03/25/2060	34,421,438
7,000,000	Legacy Mortgage Asset Trust, Series 2021-GS3-A2	3.25	% (a)(b)	07/25/2061	6,984,801
432,782	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	305,372
31,868	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	30.26	% (l)	01/25/2037	50,548
539,533	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	261,563
114,960	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	98,087
4,316,308	Lehman Trust, Series 2005-9N-1A1 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.36%		02/25/2036	4,216,580
5,959,808	Lehman XS Trust, Series 2007-1-1A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.41%		02/25/2037	5,972,512
12,397,275	Lehman XS Trust, Series 2007-15N-3A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.34%		08/25/2047	11,588,242
12,818,083	Lehman XS Trust, Series 2007-3-2A3 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.57%		03/25/2037	12,700,974
4,200,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(c)	09/25/2026	4,201,328
9,000,000	LoanDepot GMSR Master Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.87	% (a)	10/16/2023	9,020,705
37,649,349	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.47%		03/25/2046	18,386,508
14,470,728	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.45%		05/25/2046	6,525,656
17,431,698	Long Beach Mortgage Loan Trust, Series 2006-6-2A3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.39%		07/25/2036	9,194,252
78,863	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	81,456
5,429,997	MASTR Alternative Loans Trust, Series 2006-1-A5	6.00%		02/25/2036	3,728,723
37,862	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	18,690
1,015,227	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	866,231
11,698,638	Merrill Lynch Alternative Asset Trust, Series 2007-OAR4-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.34%		08/25/2037	11,616,757
1,861,879	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A8	6.00%		03/25/2037	1,141,702
7,160,691	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.34%		03/25/2037	6,413,205
6,556,301	MFA LLC, Series 2021-NPL1-A1	2.36	% (a)(b)	03/25/2060	6,563,699
8,935,857	Morgan Stanley Capital Trust, Series 2006-HE5-A2C (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		08/25/2036	5,662,606
19,538	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	19,555
600,380	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	626,521
1,916,011	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.10	% (c)	06/25/2036	1,559,612
25,161,787	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX-2A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.25%		12/25/2036	13,028,788
9,193,726	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX-2A1 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.21%		04/25/2037	3,913,845
453,002	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75	% (a)(c)	05/26/2037	443,925

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,718,213	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(c)	10/25/2060	3,767,899
6,000,000	New Century Home Equity Loan Trust, Series 2005-B-M2 (1 Month LIBOR USD + 0.74%, 0.74% Floor)	0.83%		10/25/2035	5,660,917
10,560,726	New York Mortgage Trust, Series 2020-SP1-A1	3.96	% (a)	06/25/2025	10,613,318
180,859	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (c)	01/25/2036	78,338
544,714	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80	% (k)	10/25/2036	204,218
937,231	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06	% (k)	02/25/2037	373,895
9,817,475	NRPL Trust, Series 2019-3A-A1	3.00	% (a)(b)	07/25/2059	9,879,847
7,279,374	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (a)	12/25/2025	7,358,651
41,160	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.07%		11/25/2034	40,793
23,577,153	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.28%		07/25/2037	21,934,283
4,216,462	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.80	% (a)	10/27/2022	4,233,793
8,883,238	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.45	% (a)	02/27/2023	8,901,737
15,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.09	% (a)	03/25/2026	15,082,638
7,364,408	PR Mortgage Loan Trust, Series 2014-1-APT	5.90	% (a)(c)	10/25/2049	7,378,650
2,849,757	Pretium Mortgage Credit Partners LLC, Series 2020-NPL3-A1	3.10	% (a)(b)	06/27/2060	2,880,400
1,490,955	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(b)	09/27/2060	1,492,117
4,567,000	Progress Residential Trust, Series 2021-SFR6-E1	2.43	% (a)	07/17/2038	4,601,065
3,404,000	Progress Residential Trust, Series 2021-SFR6-E2	2.53	% (a)	07/17/2038	3,429,023
4,666,000	Progress Residential Trust, Series 2021-SFR6-F	3.42	% (a)	07/17/2038	4,700,150
12,720,769	PRPM LLC, Series 2019-GS1-A1	3.50	% (a)(c)	10/25/2024	12,801,140
10,657,722	PRPM LLC, Series 2020-3-A1	2.86	% (a)(b)	09/25/2025	10,724,969
24,064,681	PRPM LLC, Series 2021-2-A1	2.12	% (a)(c)	03/25/2026	24,131,556
7,330,437	RBSGC Mortgage Loan Trust, Series 2005-A-3A	6.00%		04/25/2035	4,705,019
25,850,211	Redwood Funding Trust, Series 2019-1-PT	4.21	% (a)(b)	09/27/2024	26,152,296
191,181	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	187,129
240,971	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	236,976
2,629,466	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	2,622,179
2,437,991	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	2,358,707
493,624	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	473,869
17,712	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	15,675
21,383,447	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.32%		06/25/2037	10,292,383
858,645	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	841,139
3,059,133	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	3,009,718
81,596	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41	% (k)	01/25/2035	83,108
186,724	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	135,888
254,261	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	185,957
45,637	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	35,710
1,592,964	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	803,783
122,877	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	28.03	% (e)(l)	01/25/2046	159,924

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
57,847	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	55,278
565,779	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	536,063
398,049	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	357,617
5,154,000	Residential Mortgage Loan Trust, Series 2020-1-M1	3.24	% (a)(c)	02/25/2024	5,276,293
21,403,666	Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.25%		12/25/2036	7,431,184
29,793,449	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	4.14	% (a)(c)	02/25/2054	25,634,227
5,008,442	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	2.36	% (a)(c)	12/26/2059	4,611,445
4,972,592	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	2.72	% (a)(c)	10/25/2044	4,716,813
5,395,362	Sequoia Mortgage Trust, Series 2007-3-2AA1	2.95	% (c)	07/20/2037	4,960,248
8,305,373	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.09%		09/25/2037	6,703,469
5,910,000	Starwood Mortgage Residential Trust, Series 2020-1-B1	3.73	% (a)(c)	02/25/2050	6,092,459
13,653,051	Structured Asset Investment Loan Trust, Series 2006-BNC3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		09/25/2036	10,417,534
988,365	Structured Asset Securities Corporation, Series 2005-RF1-A (1 Month LIBOR USD + 0.35%, 0.35% Floor)	0.44	% (a)	03/25/2035	920,995
988,365	Structured Asset Securities Corporation, Series 2005-RF1-AIO	4.60	% (a)(c)(i)	03/25/2035	139,637
14,000,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72	% (b)	09/25/2022	14,188,084
14,859,085	Velocity Commercial Capital Loan Trust, Series 2018-1-A	3.59	% (a)	04/25/2048	15,265,651
2,277,265	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91	% (a)	04/25/2048	2,360,143
1,242,804	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26	% (a)	04/25/2048	1,286,474
751,942	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41	% (a)	04/25/2048	775,048
10,044,098	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(c)	10/26/2048	10,439,056
3,637,572	Velocity Commercial Capital Loan Trust, Series 2019-1-M1	3.94	% (a)(c)	03/25/2049	3,794,868
1,309,464	Velocity Commercial Capital Loan Trust, Series 2019-1-M2	4.01	% (a)(c)	03/25/2049	1,342,654
1,381,342	Velocity Commercial Capital Loan Trust, Series 2019-1-M3	4.12	% (a)(c)	03/25/2049	1,408,344
7,151,000	Verus Securitization Trust, Series 2020-3-M1	3.97	% (a)(c)	04/25/2060	7,215,016
7,471,000	Verus Securitization Trust, Series 2020-5-M1	2.60	% (a)(c)	05/25/2065	7,543,444
9,143,844	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (a)(b)	08/25/2050	9,186,555
1,608,424	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(b)	02/27/2051	1,610,128
5,997,348	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(b)	02/27/2051	6,009,237
5,918,489	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(b)	03/27/2051	5,927,546
5,572,579	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(b)	04/25/2051	5,579,211
6,288,115	WaMu Mortgage Pass Through Certificates Trust, Series 2007-HY7-2A1	3.03	% (c)	07/25/2037	6,330,847
100,258	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	100,299
582,553	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	562,510
1,550,661	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,594,334
8,196,941	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A5	4.22	% (k)	10/25/2036	4,210,434
3,642,794	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.22	% (k)	10/25/2036	1,870,331
2,070,455	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A (11th District Cost of Funds Index + 1.25%, 1.25% Floor)	1.59%		01/25/2047	2,055,969

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,954,487	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	8,906,494
6,280,132	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A3	6.00%		04/25/2037	6,246,473
1,001,631	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	994,777
73,441	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	38.93	% (l)	06/25/2037	142,411
7,504,879	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	5,739,588
535,398	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	531,837
14,534	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	2.84	% (c)	08/25/2035	14,671
517,166	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	516,425
33,138	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	33,651

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,305,724,455)					1,303,888,396

US Corporate Bonds - 14.2%
13,381,000	AbbVie, Inc.	4.70%		05/14/2045	16,687,821
1,865,000	Academy Ltd.	6.00	% (a)	11/15/2027	1,999,905
1,330,000	Acrisure LLC	4.25	% (a)	02/15/2029	1,316,747
7,975,000	Activision Blizzard, Inc.	1.35%		09/15/2030	7,470,575
2,050,000	Acuris Finance US, Inc.	5.00	% (a)	05/01/2028	2,049,928
1,235,000	Advanced Drainage Systems, Inc.	5.00	% (a)	09/30/2027	1,286,388
930,000	Aethon United Finance Corporation	8.25	% (a)	02/15/2026	1,008,097
3,245,000	Agree LP	2.60%		06/15/2033	3,236,807
5,220,000	Air Lease Corporation	1.88%		08/15/2026	5,228,112
1,126,000	Air Methods Corporation	8.00	% (a)	05/15/2025	1,065,477
7,825,000	Aircastle Ltd.	2.85	% (a)	01/26/2028	7,868,622
4,755,000	Alexandria Real Estate Equities, Inc.	3.00%		05/18/2051	4,663,476
1,285,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	1,352,116
1,120,000	Allied Universal Holding Company	6.63	% (a)	07/15/2026	1,188,858
2,155,000	Allied Universal Holding Company	9.75	% (a)	07/15/2027	2,375,887
700,000	Allied Universal Holding Company	4.63	% (a)	06/01/2028	702,270
465,000	Allied Universal Holding Company	4.63	% (a)	06/01/2028	467,260
665,000	Allied Universal Holding Company	6.00	% (a)	06/01/2029	675,048
355,000	Ambience Merger Sub, Inc.	4.88	% (a)	07/15/2028	356,775
745,000	Ambience Merger Sub, Inc.	7.13	% (a)	07/15/2029	754,312
1,925,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	2,083,812
1,085,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	1,120,452
4,433,000	American Tower Corporation	3.38%		10/15/2026	4,834,788
14,172,000	American Tower Corporation	3.60%		01/15/2028	15,604,909
989,000	Antero Midstream Partners LP	5.75	% (a)	03/01/2027	1,031,572
995,000	Antero Resources Corporation	5.38	% (a)	03/01/2030	1,016,771
6,665,000	Anthem, Inc.	2.38%		01/15/2025	6,982,830
650,000	Apache Corporation	4.63%		11/15/2025	703,849
1,165,000	Apache Corporation	4.38%		10/15/2028	1,241,762

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,200,000	APi Group DE, Inc.	4.13	% (a)	07/15/2029	1,194,756
405,000	Arches Buyer, Inc.	4.25	% (a)	06/01/2028	401,021
2,385,000	Arconic Corporation	6.13	% (a)	02/15/2028	2,565,580
398,000	Ardagh Packaging Finance, Inc.	6.00	% (a)	02/15/2025	411,622
300,000	Ardagh Packaging Finance, Inc.	5.25	% (a)	04/30/2025	315,750
975,000	Ardagh Packaging Finance, Inc.	5.25	% (a)	08/15/2027	995,797
2,500,000	Ardagh Packaging Finance, Inc.	4.00	% (a)	09/01/2029	2,484,375
7,560,000	Ares Capital Corporation	2.15%		07/15/2026	7,525,099
3,000,000	Ares Capital Corporation	2.88%		06/15/2028	3,049,737
6,320,000	Arrow Electronics, Inc.	3.88%		01/12/2028	7,080,546
340,000	Asbury Automotive Group, Inc.	4.50%		03/01/2028	350,030
340,000	Asbury Automotive Group, Inc.	4.75%		03/01/2030	355,895
2,655,000	Ascend Learning LLC	6.88	% (a)	08/01/2025	2,702,339
690,000	Ascend Learning LLC	6.88	% (a)	08/01/2025	706,036
1,000,000	ASGN, Inc.	4.63	% (a)	05/15/2028	1,050,165
2,980,000	AssuredPartners, Inc.	7.00	% (a)	08/15/2025	3,054,008
190,000	AssuredPartners, Inc.	5.63	% (a)	01/15/2029	190,380
3,910,000	AT&T, Inc.	2.75%		06/01/2031	4,068,453
25,000,000	AT&T, Inc.	3.50	% (a)	09/15/2053	25,154,692
13,989,000	Athene Global Funding	3.00	% (a)	07/01/2022	14,344,025
1,000,000	Atkore, Inc.	4.25	% (a)	06/01/2031	1,014,085
475,000	Austin BidCo, Inc.	7.13	% (a)	12/15/2028	487,687
885,000	Avantor, Inc.	4.63	% (a)	07/15/2028	935,463
1,285,000	Avaya, Inc.	6.13	% (a)	09/15/2028	1,377,070
7,375,000	Aviation Capital Group LLC	5.50	% (a)	12/15/2024	8,342,832
685,000	Axalta Coating Systems LLC	4.75	% (a)	06/15/2027	719,709
785,000	B&G Foods, Inc.	5.25%		09/15/2027	818,590
535,000	Banff Merger Sub, Inc.	9.75	% (a)	09/01/2026	563,756
12,495,000	Bank of America Corporation (3 Month LIBOR USD + 1.21%)	3.97%		02/07/2030	14,186,073
1,620,000	Bausch Health Companies, Inc.	7.00	% (a)	01/15/2028	1,673,395
1,290,000	Bausch Health Companies, Inc.	4.88	% (a)	06/01/2028	1,321,927
1,040,000	Bausch Health Companies, Inc.	6.25	% (a)	02/15/2029	1,029,912
1,315,000	Bausch Health Companies, Inc.	5.25	% (a)	01/30/2030	1,224,594
510,000	Beacon Roofing Supply, Inc.	4.13	% (a)	05/15/2029	509,383
14,602,000	Becton Dickinson and Company	2.89%		06/06/2022	14,925,173
4,725,000	Berkshire Hathaway Finance Corporation	2.85%		10/15/2050	4,726,294
4,520,000	Berry Global, Inc.	1.65	% (a)	01/15/2027	4,486,507
695,000	Blue Racer Midstream LLC	7.63	% (a)	12/15/2025	754,075
8,169,000	Boeing Company	2.95%		02/01/2030	8,372,976
10,180,000	Boston Properties LP	3.40%		06/21/2029	11,066,333
125,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	134,086
1,725,000	Boyd Gaming Corporation	4.75	% (a)	06/15/2031	1,791,844
2,100,000	Boyne USA, Inc.	4.75	% (a)	05/15/2029	2,172,691
5,040,000	BP Capital Markets America, Inc.	2.94%		06/04/2051	4,837,511
3,065,000	Brighthouse Financial Global Funding	1.00	% (a)	04/12/2024	3,072,248
4,535,000	Brighthouse Financial Global Funding	2.00	% (a)	06/28/2028	4,542,559

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,260,000	Bristol-Myers Squibb Company	4.35%		11/15/2047	15,557,984
11,245,000	Broadcom, Inc.	3.42	% (a)	04/15/2033	11,822,015
11,625,000	Brooklyn Union Gas Company	4.49	% (a)	03/04/2049	13,720,062
535,000	Builders FirstSource, Inc.	6.75	% (a)	06/01/2027	574,606
8,215,000	Bunge Ltd. Finance Corporation	2.75%		05/14/2031	8,311,313
900,000	Cablevision Lightpath LLC	3.88	% (a)	09/15/2027	892,503
500,000	Cablevision Lightpath LLC	5.63	% (a)	09/15/2028	510,250
890,000	Calpine Corporation	4.50	% (a)	02/15/2028	908,912
555,000	Calpine Corporation	5.13	% (a)	03/15/2028	565,498
600,000	Calpine Corporation	4.63	% (a)	02/01/2029	591,567
4,070,000	Campbell Soup Company	2.38%		04/24/2030	4,105,087
650,000	Carlson Travel, Inc.	6.75	% (a)	12/15/2025	600,246
595,000	Carnival Corporation	11.50	% (a)	04/01/2023	670,372
1,150,000	Carnival Corporation	5.75	% (a)	03/01/2027	1,206,062
8,420,000	Carrier Global Corporation	3.38%		04/05/2040	8,846,165
525,000	Carvana Corporation	5.63	% (a)	10/01/2025	547,184
1,754,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	1,836,350
1,395,000	Catalent Pharma Solutions, Inc.	5.00	% (a)	07/15/2027	1,459,833
1,255,000	CCO Holdings LLC	5.00	% (a)	02/01/2028	1,317,750
2,520,000	CCO Holdings LLC	4.75	% (a)	03/01/2030	2,668,050
1,275,000	CCO Holdings LLC	4.50	% (a)	08/15/2030	1,329,141
1,830,000	Cedar Fair LP	5.25%		07/15/2029	1,888,908
1,520,000	Cengage Learning, Inc.	9.50	% (a)	06/15/2024	1,559,968
1,580,000	Centene Corporation	4.25%		12/15/2027	1,666,900
660,000	Centene Corporation	3.00%		10/15/2030	678,830
11,620,000	Centene Corporation	2.50%		03/01/2031	11,474,750
1,165,000	Century Communities, Inc.	6.75%		06/01/2027	1,241,022
1,305,000	CenturyLink, Inc.	5.13	% (a)	12/15/2026	1,358,733
1,170,000	CenturyLink, Inc.	4.00	% (a)	02/15/2027	1,194,862
12,776,000	Charter Communications Operating LLC	4.91%		07/23/2025	14,482,319
1,219,000	Chesapeake Energy Corporation	5.88	% (a)	02/01/2029	1,321,091
8,755,000	Cigna Corporation	4.90%		12/15/2048	11,296,281
1,765,000	Cincinnati Bell, Inc.	7.00	% (a)	07/15/2024	1,817,059
16,890,000	Citigroup, Inc. (3 Month LIBOR USD + 1.10%)	1.26%		05/17/2024	17,160,422
750,000	Clarivate Science Holdings Corporation	4.88	% (a)	06/30/2029	770,625
2,140,000	Clean Harbors, Inc.	4.88	% (a)	07/15/2027	2,248,230
460,000	Clean Harbors, Inc.	5.13	% (a)	07/15/2029	501,883
240,000	Clear Channel Outdoor Holdings, Inc.	7.75	% (a)	04/15/2028	251,713
745,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	772,257
1,265,000	Clearway Energy Operating LLC	4.75	% (a)	03/15/2028	1,328,516
1,710,000	CNX Midstream Partners LP	6.50	% (a)	03/15/2026	1,795,927
600,000	CNX Resources Corporation	6.00	% (a)	01/15/2029	649,569
5,155,000	Comcast Corporation	3.95%		10/15/2025	5,779,261
7,085,000	Comcast Corporation	3.40%		04/01/2030	7,827,698
725,000	CommScope Technologies LLC	5.00	% (a)	03/15/2027	743,125
1,375,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	1,473,072

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
975,000	Community Health Systems, Inc.	6.88	% (a)	04/15/2029	1,023,150
1,205,000	Community Health Systems, Inc.	4.75	% (a)	02/15/2031	1,211,025
1,215,000	Consolidated Communications, Inc.	5.00	% (a)	10/01/2028	1,234,136
6,495,000	Constellation Brands, Inc.	3.15%		08/01/2029	6,975,137
815,000	Constellation Brands, Inc.	2.88%		05/01/2030	855,540
515,000	Constellation Merger Sub, Inc.	8.50	% (a)	09/15/2025	508,333
1,388,000	Cornerstone Building Brands, Inc.	6.13	% (a)	01/15/2029	1,491,462
1,240,000	Coty, Inc.	5.00	% (a)	04/15/2026	1,260,795
740,000	Coty, Inc.	6.50	% (a)	04/15/2026	751,137
3,085,000	CQP Holdco LP	5.50	% (a)	06/15/2031	3,218,395
1,810,000	CRC Issuer LLC	5.25	% (a)	10/15/2025	1,834,887
1,945,000	Credit Acceptance Corporation	6.63%		03/15/2026	2,049,544
12,965,000	Crown Castle International Corporation	3.65%		09/01/2027	14,310,786
815,000	Crown Castle International Corporation	3.80%		02/15/2028	906,186
2,940,000	CSC Holdings LLC	5.75	% (a)	01/15/2030	3,057,600
1,200,000	CSC Holdings LLC	4.63	% (a)	12/01/2030	1,178,832
2,325,000	CSI Compressco LP	7.50	% (a)	04/01/2025	2,364,525
13,890,000	CSX Corporation	3.80%		11/01/2046	15,926,859
750,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	769,687
5,420,000	CVS Health Corporation	5.05%		03/25/2048	7,052,987
2,200,000	Dana Financing Ltd.	5.75	% (a)	04/15/2025	2,275,592
410,000	Dana, Inc.	5.38%		11/15/2027	437,257
965,000	Dana, Inc.	5.63%		06/15/2028	1,046,253
285,000	Dana, Inc.	4.25%		09/01/2030	293,550
950,000	DaVita, Inc.	4.63	% (a)	06/01/2030	977,996
920,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	994,856
14,025,000	Dell International LLC	5.30%		10/01/2029	16,936,759
1,215,000	Diamond Sports Group LLC	5.38	% (a)	08/15/2026	788,292
3,690,000	Diamondback Energy, Inc.	2.88%		12/01/2024	3,899,955
3,500,000	Digital Realty Trust	3.70%		08/15/2027	3,920,034
3,000,000	Digital Realty Trust	3.60%		07/01/2029	3,337,876
15,975,000	Discover Financial Services	4.10%		02/09/2027	17,885,067
1,330,000	DISH DBS Corporation	5.88%		11/15/2024	1,429,750
1,255,000	DISH DBS Corporation	5.13	% (a)	06/01/2029	1,240,793
12,078,000	Dollar Tree, Inc.	4.00%		05/15/2025	13,343,287
4,400,000	DTE Energy Company	2.95%		03/01/2030	4,656,956
2,095,000	Duke Energy Corporation	3.75%		09/01/2046	2,244,432
7,615,000	Duke Energy Corporation	3.95%		08/15/2047	8,400,358
564,000	Dun & Bradstreet Corporation	6.88	% (a)	08/15/2026	599,811
852,000	Dun & Bradstreet Corporation	10.25	% (a)	02/15/2027	943,871
5,315,000	DuPont de Nemours, Inc.	5.42%		11/15/2048	7,393,238
8,228,000	East Ohio Gas Company	3.00	% (a)	06/15/2050	8,180,571
1,180,000	EES Finance Corporation	8.13%		05/01/2025	1,048,400
1,425,000	Eldorado Resorts, Inc.	6.25	% (a)	07/01/2025	1,512,281
1,256,000	Embarq Corporation	8.00%		06/01/2036	1,425,434
1,265,000	Emergent BioSolutions, Inc.	3.88	% (a)	08/15/2028	1,240,978

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,525,000	Enable Midstream Partners LP	4.40%		03/15/2027	6,097,410
7,125,000	Enable Midstream Partners LP	5.00%		05/15/2044	7,776,269
620,000	Encompass Health Corporation	4.50%		02/01/2028	644,115
215,000	Encompass Health Corporation	4.75%		02/01/2030	228,736
1,430,000	Encompass Health Corporation	4.63%		04/01/2031	1,533,961
790,000	Endeavor Energy Resources LP	6.63	% (a)	07/15/2025	847,682
500,000	Endo Finance LLC	6.00	% (a)	07/15/2023	421,460
1,040,000	Endo Finance LLC	6.13	% (a)	04/01/2029	1,020,500
1,460,000	Endure Digital, Inc.	6.00	% (a)	02/15/2029	1,447,451
6,845,000	Energy Transfer Operating LP	4.75%		01/15/2026	7,713,194
3,785,000	Entergy Corporation	2.80%		06/15/2030	3,946,546
705,000	Envision Healthcare Corporation	8.75	% (a)	10/15/2026	495,347
1,235,000	EQM Midstream Partners LP	4.75	% (a)	01/15/2031	1,274,137
1,100,000	EQT Corporation	8.50%		02/01/2030	1,434,675
6,660,000	Equinix, Inc.	1.80%		07/15/2027	6,748,423
1,651,000	ESH Hospitality, Inc.	5.25	% (a)	05/01/2025	1,683,772
7,850,000	Essential Utilities, Inc.	2.70%		04/15/2030	8,159,084
8,130,000	Eversource Energy	1.65%		08/15/2030	7,790,681
3,954,000	Exelon Corporation	3.40%		04/15/2026	4,308,599
6,720,000	Expedia Group, Inc.	3.80%		02/15/2028	7,312,975
3,175,000	Expedia Group, Inc.	2.95%		03/15/2031	3,223,885
5,840,000	Exxon Mobil Corporation	2.61%		10/15/2030	6,160,393
6,320,000	Exxon Mobil Corporation	4.23%		03/19/2040	7,554,175
6,367,000	FedEx Corporation	4.75%		11/15/2045	7,955,447
990,000	Ferrellgas Escrow LLC	5.38	% (a)	04/01/2026	982,684
3,535,000	Flowers Foods, Inc.	2.40%		03/15/2031	3,544,789
605,000	Ford Motor Company	9.00%		04/22/2025	746,658
1,535,000	Ford Motor Company	7.45%		07/16/2031	2,020,444
2,900,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	3,135,625
1,670,000	Ford Motor Credit Company LLC	3.63%		06/17/2031	1,704,452
7,605,000	Ford Motor Credit Company LLC (3 Month LIBOR USD + 1.24%)	1.39%		02/15/2023	7,578,915
7,870,000	Fortinet, Inc.	1.00%		03/15/2026	7,801,763
760,000	Fortress Transportation and Infrastructure Investors LLC	5.50	% (a)	05/01/2028	792,300
1,535,000	Front Range BidCo, Inc.	4.00	% (a)	03/01/2027	1,526,358
720,000	Front Range BidCo, Inc.	6.13	% (a)	03/01/2028	736,301
390,000	Frontier Communications Corporation	5.88	% (a)	10/15/2027	418,275
800,000	Frontier Communications Corporation	5.00	% (a)	05/01/2028	828,064
450,000	Frontier Communications Corporation	6.75	% (a)	05/01/2029	479,371
100,392	Frontier Communications Corporation	5.88%		11/01/2029	102,360
490,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	535,862
1,455,000	Gates Global LLC	6.25	% (a)	01/15/2026	1,529,045
1,140,000	GCI LLC	4.75	% (a)	10/15/2028	1,169,070
6,335,000	General Electric Company	5.88%		01/14/2038	8,633,865
4,830,000	General Electric Company	6.88%		01/10/2039	7,243,569
6,205,000	General Motors Financial Company	3.95%		04/13/2024	6,679,218

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,645,000	General Motors Financial Company (3 Month LIBOR USD + 0.99%)	1.18%		01/05/2023	13,773,311
8,185,000	Georgia Power Company	2.20%		09/15/2024	8,523,516
12,700,000	Georgia Power Company	3.25%		03/15/2051	12,844,394
705,000	Global Access, Inc.	5.00	% (a)	07/15/2029	705,000
1,846,960	Global Aircraft Leasing Company (7.25% PIK)	6.50	% (a)	09/15/2024	1,858,550
1,035,000	Golden Entertainment, Inc.	7.63	% (a)	04/15/2026	1,103,584
2,445,000	Golden Nugget, Inc.	6.75	% (a)	10/15/2024	2,473,044
500,000	Golden Nugget, Inc.	8.75	% (a)	10/01/2025	529,475
18,188,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.17%)	1.33%		05/15/2026	18,679,277
5,510,000	Goldman Sachs Group, Inc. (Secured Overnight Financing Rate + 0.82%)	0.87%		09/10/2027	5,499,972
1,230,000	Goodyear Tire & Rubber Company	5.25	% (a)	07/15/2031	1,286,887
615,000	GrafTech Finance, Inc.	4.63	% (a)	12/15/2028	633,262
1,510,000	Gray Television, Inc.	7.00	% (a)	05/15/2027	1,637,610
1,295,000	Griffon Corporation	5.75%		03/01/2028	1,380,036
420,000	Group 1 Automotive, Inc.	4.00	% (a)	08/15/2028	427,902
1,090,000	GTT Communications, Inc.	7.88	% (a)	12/31/2024	102,613
495,971	Gulfport Energy Corporation	8.00	% (a)	05/17/2026	530,416
1,695,000	Gulfport Escrow	0.00%		05/15/2025	80,512
4,305,000	Halliburton Company	2.92%		03/01/2030	4,477,689
3,288,000	Halliburton Company	5.00%		11/15/2045	4,012,723
5,240,000	HCA, Inc.	4.13%		06/15/2029	5,904,912
1,805,000	Health Care Service Corporation and Mutual Legal Reserve Company	3.20	% (a)	06/01/2050	1,862,417
1,540,000	Hess Midstream Operations LP	5.63	% (a)	02/15/2026	1,608,145
1,075,000	Hess Midstream Operations LP	5.13	% (a)	06/15/2028	1,129,035
985,000	Hexion, Inc.	7.88	% (a)	07/15/2027	1,063,903
975,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	996,450
1,797,000	HilCorporationEnergy LP	6.25	% (a)	11/01/2028	1,914,263
315,000	HilCorporationEnergy LP	5.75	% (a)	02/01/2029	328,830
930,000	Hillman Group, Inc.	6.38	% (a)	07/15/2022	931,767
80,000	Hilton Domestic Operating Company, Inc.	5.38	% (a)	05/01/2025	84,442
90,000	Hilton Domestic Operating Company, Inc.	5.75	% (a)	05/01/2028	97,619
5,830,000	Home Depot, Inc.	3.90%		06/15/2047	6,933,844
2,410,000	Horizon Pharma USA, Inc.	5.50	% (a)	08/01/2027	2,562,433
14,325,000	Hyundai Capital America	2.65	% (a)	02/10/2025	15,008,884
660,000	Hyundai Capital America	1.80	% (a)	10/15/2025	670,468
1,890,000	IAA, Inc.	5.50	% (a)	06/15/2027	1,987,751
2,405,000	Icahn Enterprises LP	6.25%		05/15/2026	2,555,794
1,300,000	Icahn Enterprises LP	5.25%		05/15/2027	1,344,070
230,000	iHeartCommunications, Inc.	8.38%		05/01/2027	246,677
960,000	iHeartCommunications, Inc.	5.25	% (a)	08/15/2027	1,005,504
5,170,000	Illumina, Inc.	0.55%		03/23/2023	5,179,581
1,115,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	1,245,477
1,215,000	Indigo Natural Resources LLC	5.38	% (a)	02/01/2029	1,271,242
1,435,000	Installed Building Products, Inc.	5.75	% (a)	02/01/2028	1,515,805

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,054,000	IRB Holding Corporation	6.75	% (a)	02/15/2026	2,129,998
1,380,000	Iron Mountain, Inc.	4.88	% (a)	09/15/2029	1,426,368
850,000	Iron Mountain, Inc.	4.50	% (a)	02/15/2031	861,688
1,000,000	iStar, Inc.	4.75%		10/01/2024	1,053,800
875,000	Jazz Securities DAC	4.38	% (a)	01/15/2029	908,294
600,000	JBS Finance, Inc.	5.50	% (a)	01/15/2030	671,820
645,000	JBS USA Finance, Inc.	3.75	% (a)	12/01/2031	660,803
2,160,000	JELD-WEN, Inc.	4.63	% (a)	12/15/2025	2,205,911
9,885,000	JP Morgan Chase & Company (Secured Overnight Financing Rate + 2.04%)	2.52%		04/22/2031	10,180,339
6,220,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.02%)	2.07%		06/01/2029	6,274,934
6,605,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.25%)	2.58%		04/22/2032	6,783,488
1,415,000	KAR Auction Services, Inc.	5.13	% (a)	06/01/2025	1,453,842
6,777,000	Keurig Dr Pepper, Inc.	3.80%		05/01/2050	7,653,919
10,619,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	15,213,756
1,445,000	Kraft Heinz Foods Company	5.00%		07/15/2035	1,776,891
4,000,000	Kraft Heinz Foods Company	5.20%		07/15/2045	4,975,066
2,385,000	Kraton Polymers LLC	4.25	% (a)	12/15/2025	2,439,974
1,475,000	Kratos Defense & Security Solutions, Inc.	6.50	% (a)	11/30/2025	1,549,886
1,415,000	LBM Acquisition LLC	6.25	% (a)	01/15/2029	1,427,664
730,000	LD Holdings Group LLC	6.50	% (a)	11/01/2025	750,477
185,000	LD Holdings Group LLC	6.13	% (a)	04/01/2028	185,318
1,300,000	Leeward Renewable Energy Operations LLC	4.25	% (a)	07/01/2029	1,319,500
1,015,000	Legends Hospitality Holding Company LLC	5.00	% (a)	02/01/2026	1,059,406
530,000	Level 3 Financing, Inc.	3.75	% (a)	07/15/2029	516,088
1,320,000	LifePoint Health, Inc.	4.38	% (a)	02/15/2027	1,337,820
895,000	LifePoint Health, Inc.	5.38	% (a)	01/15/2029	873,891
985,000	Ligado Networks LLC (15.50% PIK )	15.50	% (a)	11/01/2023	972,904
1,360,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	1,431,461
2,990,000	Live Nation Entertainment, Inc.	5.63	% (a)	03/15/2026	3,119,707
650,000	Live Nation Entertainment, Inc.	6.50	% (a)	05/15/2027	723,304
560,000	Logan Merger Sub, Inc.	5.50	% (a)	09/01/2027	580,748
1,100,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	1,142,185
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,291,347
1,030,000	Madison IAQ LLC	4.13	% (a)	06/30/2028	1,041,588
1,010,000	Madison IAQ LLC	5.88	% (a)	06/30/2029	1,028,938
560,000	Magic Mergeco, Inc.	7.88	% (a)	05/01/2029	578,200
12,569,000	Marathon Petroleum Corporation	5.13%		12/15/2026	14,789,300
7,250,000	Marriott International, Inc.	3.13%		06/15/2026	7,707,075
1,925,000	Marriott Ownership Resorts, Inc.	6.50%		09/15/2026	2,002,116
13,510,000	Marvell Technology, Inc.	4.20	% (a)	06/22/2023	14,367,995
2,250,000	Masonite International Corporation	5.75	% (a)	09/15/2026	2,335,928
1,085,000	Match Group, Inc.	5.00	% (a)	12/15/2027	1,144,257
590,000	Match Group, Inc.	4.63	% (a)	06/01/2028	614,703
1,520,000	Matterhorn Merger Sub LLC	8.50	% (a)	06/01/2026	1,589,472

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,880,000	McDonald’s Corporation	3.60%		07/01/2030	7,743,397
5,880,000	McDonald’s Corporation	4.45%		03/01/2047	7,233,190
1,150,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	1,134,101
50,000	Metropolitan Edison Company	4.00	% (a)	04/15/2025	53,028
1,710,000	MGM Growth Properties Operating Partnership LP	5.75%		02/01/2027	1,905,256
1,495,000	MGM Resorts International	6.75%		05/01/2025	1,603,335
755,000	MGM Resorts International	5.75%		06/15/2025	833,520
2,065,000	Midwest Gaming Borrower LLC	4.88	% (a)	05/01/2029	2,070,163
4,785,000	Mondelez International, Inc.	1.88%		10/15/2032	4,642,612
6,255,000	Monongahela Power Company	5.40	% (a)	12/15/2043	8,222,885
12,769,000	Morgan Stanley (3 Month LIBOR USD + 1.34%)	3.59%		07/22/2028	14,153,646
5,700,000	Morgan Stanley (Secured Overnight Financing Rate + 0.53%)	0.79%		05/30/2025	5,683,960
1,272,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	1,184,556
2,050,000	MPH Acquisition Holdings LLC	5.75	% (a)	11/01/2028	2,062,782
1,250,000	MPLX LP	4.00%		03/15/2028	1,398,041
3,720,000	MPT Operating Partnership LP	5.00%		10/15/2027	3,948,185
940,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	990,276
1,020,000	Nabors Industries Ltd.	7.25	% (a)	01/15/2026	1,001,655
1,160,000	National FINL Partners Corporation	6.88	% (a)	08/15/2028	1,224,647
3,675,000	National Retail Properties, Inc.	2.50%		04/15/2030	3,743,643
235,000	Nationstar Mortgage Holdings, Inc.	6.00	% (a)	01/15/2027	243,996
1,325,000	Nationstar Mortgage Holdings, Inc.	5.50	% (a)	08/15/2028	1,338,422
2,795,000	Navient Corporation	6.50%		06/15/2022	2,917,840
955,000	Navient Corporation	5.00%		03/15/2027	990,096
1,935,000	NCL Corporation	3.63	% (a)	12/15/2024	1,871,193
1,185,000	NCL Corporation Ltd.	5.88	% (a)	03/15/2026	1,243,912
345,000	NESCO Holdings II, Inc.	5.50	% (a)	04/15/2029	360,525
7,668,000	NetApp, Inc.	1.88%		06/22/2025	7,889,499
860,000	Netflix, Inc.	5.88%		02/15/2025	995,687
765,000	Netflix, Inc.	5.38	% (a)	11/15/2029	930,199
550,000	Netflix, Inc.	4.88	% (a)	06/15/2030	655,699
1,025,000	Nexstar Broadcasting, Inc.	5.63	% (a)	07/15/2027	1,087,781
7,092,000	NextEra Energy Capital Holdings, Inc.	3.55%		05/01/2027	7,842,749
3,500,000	NextEra Energy Capital Holdings, Inc.	2.25%		06/01/2030	3,530,259
845,000	NFP Corporation	4.88	% (a)	08/15/2028	859,813
1,950,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	2,049,938
1,170,000	NGL Energy Partners LP	7.50%		04/15/2026	1,069,965
2,615,000	NGPL PipeCo LLC	3.25	% (a)	07/15/2031	2,697,814
3,865,000	NiSource, Inc.	3.60%		05/01/2030	4,284,773
8,815,000	Northrop Grumman Corporation	5.15%		05/01/2040	11,590,965
775,000	Novelis Corporation	4.75	% (a)	01/30/2030	814,719
5,000,000	NRG Energy, Inc.	2.00	% (a)	12/02/2025	5,074,218
1,715,000	NRG Energy, Inc.	3.63	% (a)	02/15/2031	1,687,474
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,793,550
1,130,000	Oasis Petroleum, Inc.	6.38	% (a)	06/01/2026	1,179,697
820,000	Occidental Petroleum Corporation	8.00%		07/15/2025	983,000

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,070,000	Occidental Petroleum Corporation	3.50%		08/15/2029	2,080,184
1,960,000	Occidental Petroleum Corporation	6.63%		09/01/2030	2,354,450
1,675,000	Occidental Petroleum Corporation	6.13%		01/01/2031	1,972,782
650,000	Occidental Petroleum Corporation	6.45%		09/15/2036	777,992
660,000	Occidental Petroleum Corporation	6.60%		03/15/2046	785,902
1,565,000	Office Properties Income Trust	2.65%		06/15/2026	1,589,428
1,750,000	Omega Healthcare Investors, Inc.	3.25%		04/15/2033	1,748,366
3,510,000	Omnicom Group, Inc.	2.60%		08/01/2031	3,571,001
4,060,000	ONEOK, Inc.	3.40%		09/01/2029	4,327,175
265,000	OPE KAG Finance Sub, Inc.	7.88	% (a)	07/31/2023	265,265
10,255,000	Oracle Corporation	3.85%		04/01/2060	10,916,215
1,720,000	Organon & Company	5.13	% (a)	04/30/2031	1,774,094
136,000	Ortho Clinical Diagnostics, Inc.	7.38	% (a)	06/01/2025	146,583
1,116,000	Ortho-Clinical Diagnostics, Inc.	7.25	% (a)	02/01/2028	1,221,183
1,145,000	Ovintiv, Inc.	7.38%		11/01/2031	1,522,183
6,315,000	Owens Corning	4.40%		01/30/2048	7,498,662
6,600,000	Owl Rock Capital Corporation	2.63%		01/15/2027	6,622,714
8,595,000	Pacific Gas and Electric Company	1.37%		03/10/2023	8,595,611
7,853,000	Pacific Gas and Electric Company	2.50%		02/01/2031	7,371,527
6,235,000	Packaging Corporation of America	3.40%		12/15/2027	6,858,538
1,301,000	Panther BF Aggregator LP	6.25	% (a)	05/15/2026	1,387,595
745,000	Panther BF Aggregator LP	8.50	% (a)	05/15/2027	813,130
2,235,000	Par Petroleum Finance Corporation	7.75	% (a)	12/15/2025	2,256,098
875,000	Park Intermediate Holdings LLC	4.88	% (a)	05/15/2029	906,238
3,045,000	Patterson-UTI Energy, Inc.	3.95%		02/01/2028	3,083,977
565,000	PBF Holding Company LLC	6.00%		02/15/2028	387,754
544,000	Peabody Energy Corporation (6.00% + 2.50% PIK)	8.50	% (a)	12/31/2024	411,724
2,085,000	Penn National Gaming, Inc.	5.63	% (a)	01/15/2027	2,168,400
940,000	Penn National Gaming, Inc.	4.13	% (a)	07/01/2029	941,175
1,385,000	PennyMac Financial Services, Inc.	5.38	% (a)	10/15/2025	1,461,819
745,000	PennyMac Financial Services, Inc.	4.25	% (a)	02/15/2029	718,798
6,620,000	Penske Truck Leasing Company	4.20	% (a)	04/01/2027	7,464,645
1,915,000	Performance Food Group, Inc.	5.50	% (a)	10/15/2027	2,015,202
1,975,000	PetSmart, Inc.	4.75	% (a)	02/15/2028	2,054,000
1,545,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	1,705,294
650,000	PG&E Corporation	5.00%		07/01/2028	658,083
613,000	PIC AU Holdings LLC	10.00	% (a)	12/31/2024	613,282
1,200,000	Pike Corporation	5.50	% (a)	09/01/2028	1,251,426
1,435,000	Pilgrim’s Pride Corporation	5.88	% (a)	09/30/2027	1,530,141
10,462,000	Pioneer Natural Resources Corporation	1.90%		08/15/2030	10,088,971
430,000	Post Holdings, Inc.	5.50	% (a)	12/15/2029	462,115
1,785,000	Post Holdings, Inc.	4.63	% (a)	04/15/2030	1,817,273
1,095,000	Prime Security Services Borrower LLC	6.25	% (a)	01/15/2028	1,166,197
810,000	Providence Service Corporation	5.88	% (a)	11/15/2025	868,794
5,905,000	Prudential Financial, Inc.	3.91%		12/07/2047	6,876,535
10,235,000	PSEG Power LLC	3.85%		06/01/2023	10,870,979

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
105,000	Rackspace Technology Global, Inc.	5.38	% (a)	12/01/2028	107,756
950,000	Radiate Finance, Inc.	4.50	% (a)	09/15/2026	985,696
355,000	Radiate Finance, Inc.	6.50	% (a)	09/15/2028	373,462
1,520,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	1,685,254
940,000	Rattler Midstream LP	5.63	% (a)	07/15/2025	989,350
490,000	Real Hero Merger Sub 2, Inc.	6.25	% (a)	02/01/2029	508,914
895,000	Realogy Group LLC	7.63	% (a)	06/15/2025	971,934
915,000	Realogy Group LLC	5.75	% (a)	01/15/2029	957,813
975,000	Rent-A-Center, Inc.	6.38	% (a)	02/15/2029	1,048,856
1,241,000	Resideo Funding, Inc.	6.13	% (a)	11/01/2026	1,307,133
16,420,000	Roper Technologies, Inc.	1.75%		02/15/2031	15,794,771
8,145,000	Royalty Pharma PLC	3.30	% (a)	09/02/2040	8,217,114
1,410,000	RP Escrow Issuer LLC	5.25	% (a)	12/15/2025	1,476,284
6,428,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	7,430,572
655,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	780,586
1,580,000	Schweitzer-Mauduit International, Inc.	6.88	% (a)	10/01/2026	1,678,260
590,000	Science Applications International Corporation	4.88	% (a)	04/01/2028	620,872
1,820,000	Scientific Games International, Inc.	5.00	% (a)	10/15/2025	1,883,982
735,000	Scientific Games International, Inc.	8.25	% (a)	03/15/2026	789,192
440,000	SCIH Salt Holdings, Inc.	6.63	% (a)	05/01/2029	441,650
1,450,000	Scotts Miracle-Gro Company	4.50%		10/15/2029	1,509,276
1,145,000	Scripps Escrow, Inc.	5.88	% (a)	07/15/2027	1,187,102
440,000	Scripps Escrow, Inc.	3.88	% (a)	01/15/2029	437,144
600,000	Seagate HDD Cayman	3.38	% (a)	07/15/2031	580,599
1,900,000	SEG Holding LLC	5.63	% (a)	10/15/2028	1,997,755
2,895,000	Select Medical Corporation	6.25	% (a)	08/15/2026	3,089,862
2,022,000	Silgan Holdings, Inc.	4.13%		02/01/2028	2,101,040
6,770,000	Simon Property Group LP	2.45%		09/13/2029	6,971,090
1,100,000	Sirius XM Radio, Inc.	5.50	% (a)	07/01/2029	1,200,045
690,000	Sirius XM Radio, Inc.	4.13	% (a)	07/01/2030	697,807
2,520,000	Six Flags Entertainment Corporation	4.88	% (a)	07/31/2024	2,548,350
840,000	Six Flags Theme Parks, Inc.	7.00	% (a)	07/01/2025	906,381
12,656,000	Smithfield Foods, Inc.	4.25	% (a)	02/01/2027	13,859,937
5,220,000	Southern Company (5 Year CMT Rate + 2.92%)	3.75%		09/15/2051	5,259,933
7,820,000	Southwest Airlines Company	4.75%		05/04/2023	8,391,502
1,230,000	Spectrum Brands, Inc.	5.00	% (a)	10/01/2029	1,307,459
1,225,000	Spectrum Brands, Inc.	3.88	% (a)	03/15/2031	1,207,917
850,000	Springleaf Finance Corporation	6.88%		03/15/2025	960,373
280,000	Springleaf Finance Corporation	7.13%		03/15/2026	326,469
390,000	Springleaf Finance Corporation	6.63%		01/15/2028	448,434
825,000	Springleaf Finance Corporation	5.38%		11/15/2029	899,036
3,965,000	Sprint Capital Corporation	6.88%		11/15/2028	5,090,069
975,000	SRS Distribution, Inc.	4.63	% (a)	07/01/2028	998,156
1,490,000	SRS Distribution, Inc.	6.13	% (a)	07/01/2029	1,536,831
960,000	Staples, Inc.	7.50	% (a)	04/15/2026	995,520
480,000	Staples, Inc.	10.75	% (a)	04/15/2027	489,396

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,745,000	Stevens Holding Company, Inc.	6.13	% (a)	10/01/2026	1,877,550
995,000	Suburban Propane Partners LP	5.00	% (a)	06/01/2031	1,019,875
2,608,000	SunCoke Energy Partners Finance Corporation	7.50	% (a)	06/15/2025	2,709,842
1,550,000	SunCoke Energy, Inc.	4.88	% (a)	06/30/2029	1,550,000
1,910,000	Sunoco LP	5.50%		02/15/2026	1,974,654
1,010,000	Sunoco LP	6.00%		04/15/2027	1,059,616
475,000	Sunoco LP	4.50	% (a)	05/15/2029	484,747
12,810,000	Synchrony Financial	3.95%		12/01/2027	14,290,853
11,135,000	Sysco Corporation	3.30%		02/15/2050	11,216,227
800,000	Targa Resources Partners Finance Corporation	6.50%		07/15/2027	869,488
2,090,000	Targa Resources Partners Finance Corporation	4.88	% (a)	02/01/2031	2,265,278
7,335,000	Teledyne Technologies, Inc.	2.25%		04/01/2028	7,473,732
3,600,000	Tempo Acquisition LLC	6.75	% (a)	06/01/2025	3,660,768
735,000	Tempur Sealy International, Inc.	4.00	% (a)	04/15/2029	746,459
1,930,000	Tenet Healthcare Corporation	6.25	% (a)	02/01/2027	2,016,850
750,000	Tenet Healthcare Corporation	5.13	% (a)	11/01/2027	787,526
2,200,000	Tenet Healthcare Corporation	6.13	% (a)	10/01/2028	2,350,678
1,755,000	Tenet Healthcare Corporation	4.25	% (a)	06/01/2029	1,779,131
1,215,000	Tenneco, Inc.	5.13	% (a)	04/15/2029	1,250,168
520,000	Terrier Media Buyer, Inc.	8.88	% (a)	12/15/2027	563,584
3,715,000	Texas Instruments, Inc.	1.75%		05/04/2030	3,699,185
9,425,000	The Interpublic Group of Companies, Inc.	5.40%		10/01/2048	12,642,388
7,520,000	T-Mobile USA, Inc.	2.25%		02/15/2026	7,585,800
505,000	T-Mobile USA, Inc.	3.38	% (a)	04/15/2029	522,384
640,000	T-Mobile USA, Inc.	3.38%		04/15/2029	662,031
555,000	T-Mobile USA, Inc.	2.88%		02/15/2031	551,531
655,000	TMS International Corporation	6.25	% (a)	04/15/2029	688,569
460,000	Townsquare Media, Inc.	6.88	% (a)	02/01/2026	492,775
340,000	TransDigm, Inc.	8.00	% (a)	12/15/2025	368,319
2,205,000	TransDigm, Inc.	6.25	% (a)	03/15/2026	2,329,031
1,190,000	TransDigm, Inc.	5.50%		11/15/2027	1,242,063
1,050,000	TransDigm, Inc.	4.88	% (a)	05/01/2029	1,061,288
2,120,000	Transocean Poseidon Ltd.	6.88	% (a)	02/01/2027	2,133,674
1,177,000	Transocean Proteus Ltd.	6.25	% (a)	12/01/2024	1,192,066
475,000	Transocean, Inc.	11.50	% (a)	01/30/2027	508,250
1,320,000	Trident TPI Holdings, Inc.	6.63	% (a)	11/01/2025	1,358,359
3,335,000	Triton Container International Ltd.	1.15	% (a)	06/07/2024	3,329,360
1,155,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	1,159,464
495,000	Triumph Group, Inc.	6.25	% (a)	09/15/2024	504,286
992,000	Triumph Group, Inc.	7.75%		08/15/2025	1,021,760
310,000	Tronox, Inc.	4.63	% (a)	03/15/2029	313,484
2,355,000	Twin River Worldwide Holdings, Inc.	6.75	% (a)	06/01/2027	2,512,597
1,265,000	Uber Technologies, Inc.	8.00	% (a)	11/01/2026	1,366,655
700,000	Uber Technologies, Inc.	7.50	% (a)	09/15/2027	770,214
440,000	United Airlines, Inc.	4.38	% (a)	04/15/2026	456,029
1,470,000	United Airlines, Inc.	4.63	% (a)	04/15/2029	1,523,288

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,365,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	1,471,729
1,270,000	United Rentals North America, Inc.	4.00%		07/15/2030	1,310,640
215,000	United Rentals North America, Inc.	3.88%		02/15/2031	219,031
950,000	Uniti Group LP	6.50	% (a)	02/15/2029	953,700
1,185,000	Univision Communications, Inc.	6.63	% (a)	06/01/2027	1,285,488
1,000,000	Univision Communications, Inc.	4.50	% (a)	05/01/2029	1,009,810
4,490,000	Upjohn, Inc.	1.65	% (a)	06/22/2025	4,547,005
130,000	US Foods, Inc.	6.25	% (a)	04/15/2025	137,963
1,020,000	US Foods, Inc.	4.75	% (a)	02/15/2029	1,041,721
3,040,000	USA Compression Partners LP	6.88%		09/01/2027	3,253,651
1,000,000	Verizon Communications, Inc.	3.15%		03/22/2030	1,080,634
12,882,000	Verizon Communications, Inc.	4.40%		11/01/2034	15,363,333
2,365,000	Verscend Escrow Corporation	9.75	% (a)	08/15/2026	2,495,146
1,400,000	ViaSat, Inc.	6.50	% (a)	07/15/2028	1,494,976
220,000	VICI Properties LP	3.75	% (a)	02/15/2027	224,496
710,000	Victoria’s Secret Company	4.63	% (a)	07/15/2029	710,000
440,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	518,514
3,150,000	Viking Cruises Ltd.	5.88	% (a)	09/15/2027	3,116,768
1,215,000	Viper Energy Partners LP	5.38	% (a)	11/01/2027	1,269,195
1,320,000	Vizient, Inc.	6.25	% (a)	05/15/2027	1,400,599
4,235,000	Vontier Corporation	2.40	% (a)	04/01/2028	4,212,089
2,595,000	Vornado Realty LP	2.15%		06/01/2026	2,631,465
1,660,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	1,735,281
1,255,000	Waste Pro, Inc.	5.50	% (a)	02/15/2026	1,299,979
68,000	Weatherford International Ltd.	11.00	% (a)	12/01/2024	70,806
6,905,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	3.20%		06/17/2027	7,456,565
5,900,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	2.88%		10/30/2030	6,252,963
7,635,000	Welltower, Inc.	2.80%		06/01/2031	7,896,924
1,340,000	Western Midstream Operating LP	4.35%		02/01/2025	1,417,633
1,400,000	Western Midstream Operating LP	5.30%		02/01/2030	1,572,018
15,170,000	Western Union Company	2.75%		03/15/2031	15,144,003
525,000	WeWork Cos, Inc.	7.88	% (a)	05/01/2025	549,281
740,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	749,816
1,600,000	William Carter Company	5.63	% (a)	03/15/2027	1,688,064
11,740,000	Willis North America, Inc.	4.50%		09/15/2028	13,586,741
1,040,000	Wolverine Escrow LLC	9.00	% (a)	11/15/2026	1,017,822
13,095,000	WRKCo, Inc.	3.75%		03/15/2025	14,300,133
1,215,000	Wyndham Hotels & Resorts	4.38	% (a)	08/15/2028	1,265,119
845,000	XHR LP	6.38	% (a)	08/15/2025	901,767
1,270,000	XHR LP	4.88	% (a)	06/01/2029	1,312,863
610,000	Yum! Brands, Inc.	7.75	% (a)	04/01/2025	665,199
1,245,000	Yum! Brands, Inc.	4.75	% (a)	01/15/2030	1,349,474

Total US Corporate Bonds (Cost $1,569,102,021)					1,663,115,461

US Government and Agency Mortgage Backed Obligations - 13.0%
395,027	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	452,989
208,088	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	238,464

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,926,499	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	8,433,751
4,648,525	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	4,899,400
4,565,091	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	4,811,800
17,023,333	Federal Home Loan Mortgage Corporation, Pool G08701	3.00%		04/01/2046	17,942,098
1,078,454	Federal Home Loan Mortgage Corporation, Pool G08737	3.00%		12/01/2046	1,135,440
13,865,088	Federal Home Loan Mortgage Corporation, Pool G61645	4.00%		10/01/2048	14,781,204
1,402,018	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	1,561,936
6,694,875	Federal Home Loan Mortgage Corporation, Pool Q33789	3.50%		06/01/2045	7,243,888
50,703,613	Federal Home Loan Mortgage Corporation, Pool RA3515	2.50%		09/01/2050	52,602,560
28,865,176	Federal Home Loan Mortgage Corporation, Pool RB5094	1.50%		01/01/2041	28,765,371
6,837,307	Federal Home Loan Mortgage Corporation, Pool RC1060	2.50%		09/01/2034	7,239,737
9,075,657	Federal Home Loan Mortgage Corporation, Pool SB0048	3.00%		08/01/2034	9,616,019
11,643,670	Federal Home Loan Mortgage Corporation, Pool SB8092	1.50%		03/01/2036	11,795,247
24,220,610	Federal Home Loan Mortgage Corporation, Pool SD0035	3.00%		04/01/2047	25,589,024
1,244,844	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	1,296,506
322,972	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	351,610
6,682,435	Federal Home Loan Mortgage Corporation, Pool V83144	4.00%		04/01/2047	7,182,243
17,325,828	Federal Home Loan Mortgage Corporation, Pool ZT1827	3.00%		07/01/2047	18,228,581
42,461	Federal Home Loan Mortgage Corporation, Series 2692-SC (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap)	13.14	% (l)	07/15/2033	55,957
1,148,866	Federal Home Loan Mortgage Corporation, Series 2722-PS (-1 x 1 Month LIBOR USD + 9.89%, 9.89% Cap)	9.81	% (l)	12/15/2033	1,432,698
59,532	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	67,614
124,492	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.43	% (i)(l)	07/15/2035	22,599
59,506	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	6.66	% (i)(l)	10/15/2035	9,274
194,032	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	221,678
16,884	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	18,322
221,148	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	252,606
68,630	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	6.01	% (i)(l)	02/15/2037	10,193
164,844	Federal Home Loan Mortgage Corporation, Series 3382-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.93	% (i)(l)	11/15/2037	22,937
170,235	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	6.32	% (i)(l)	11/15/2037	21,738
205,954	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	6.11	% (i)(l)	02/15/2038	26,427
26,558	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.58	% (i)(l)	03/15/2038	3,415
26,558	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.58	% (i)(l)	03/15/2038	3,328
91,795	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.44	% (i)	06/15/2038	98,218
11,991,756	Federal Home Loan Mortgage Corporation, Series 355-300	3.00%		08/15/2047	12,637,780
84,769	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.88	% (i)(l)	08/15/2039	9,519
142,145	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.93	% (i)(l)	10/15/2049	20,439
37,182,777	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	39,553,471

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
161,111	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.28	% (i)(l)	03/15/2032	24,490
657,184	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	757,861
224,889	Federal Home Loan Mortgage Corporation, Series 3666-SC (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	5.70	% (i)(l)	05/15/2040	42,198
168,288	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	194,394
1,718,837	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	1,898,038
954,490	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,031,081
279,829	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.35	% (l)	01/15/2041	295,767
1,755,831	Federal Home Loan Mortgage Corporation, Series 3792-SE (-2 x 1 Month LIBOR USD + 9.86%, 9.86% Cap)	9.71	% (l)	01/15/2041	2,101,202
663,837	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	765,244
631,848	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	678,421
898,520	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	1,014,392
708,108	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	817,857
2,032,905	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	2,195,994
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	12.98	% (l)	02/15/2041	352,472
1,055,753	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	1,209,819
4,192,650	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	4,525,670
2,990,203	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	3,433,272
25,026,855	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00	% (m)	09/15/2041	28,218,062
1,232,373	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	1,290,679
10,173,454	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50	% (m)	08/15/2042	10,742,631
13,252,881	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	13,761,771
3,468,828	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.83	% (i)(l)	01/15/2054	631,322
20,363,938	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00	% (m)	05/15/2044	21,199,138
460,073	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	459,969
2,023,916	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	2,048,428
14,353,184	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%		11/15/2044	15,038,939
7,144,753	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	7,527,895
6,328,443	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	6,501,360
17,663,099	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	18,502,918
6,370,336	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	6,500,285
25,133,540	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	26,366,129
27,630,584	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	28,455,280
21,218,214	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	21,877,451
1,698,595	Federal Home Loan Mortgage Corporation, Series 4951-EA	2.50%		09/15/2044	1,774,340
252,893	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	292,339
77,960	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	88,715
66,004	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	75,520
538,506	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	615,644
265,589	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	303,716
371,092	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	424,412
87,360	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	96,235
454,305	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	519,021

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
406,360	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%	01/01/2031	436,982
33,636	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%	09/01/2035	35,625
12,210	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	13,137
698,405	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	750,765
10,045,200	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%	03/01/2045	10,548,931
7,770,710	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%	04/01/2046	8,417,607
292,080	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%	12/01/2029	317,181
208,205	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%	03/01/2030	226,106
7,555	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%	07/01/2040	8,113
3,682,220	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%	01/01/2045	3,832,656
1,919,730	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%	04/01/2045	1,978,678
6,395,121	Federal National Mortgage Association, Pool AL9238	3.00%	10/01/2041	6,738,438
1,868,987	Federal National Mortgage Association, Pool AL9445	3.00%	07/01/2031	1,978,390
12,510,582	Federal National Mortgage Association, Pool AS7661	3.00%	08/01/2046	12,947,684
4,594,199	Federal National Mortgage Association, Pool AS7724	2.50%	08/01/2046	4,772,487
15,383,652	Federal National Mortgage Association, Pool BC9081	3.00%	12/01/2046	16,418,294
11,587,388	Federal National Mortgage Association, Pool BD8013	2.50%	09/01/2046	12,036,306
4,800,000	Federal National Mortgage Association, Pool BL3973	2.32%	10/01/2031	5,071,484
3,021,907	Federal National Mortgage Association, Pool BL4357	2.31%	10/01/2029	3,208,065
12,425,000	Federal National Mortgage Association, Pool BL4409	2.39%	10/01/2031	13,206,887
15,640,000	Federal National Mortgage Association, Pool BL4419	2.14%	10/01/2029	16,387,272
39,950,000	Federal National Mortgage Association, Pool BL4421	2.14%	10/01/2029	41,858,791
25,972,000	Federal National Mortgage Association, Pool BL4424	2.14%	10/01/2029	27,212,929
28,707,000	Federal National Mortgage Association, Pool BL4425	2.14%	10/01/2029	30,078,606
32,930,000	Federal National Mortgage Association, Pool BL4592	2.28%	11/01/2029	34,736,817
49,345,000	Federal National Mortgage Association, Pool BL5156	2.37%	12/01/2029	52,407,327
18,090,000	Federal National Mortgage Association, Pool BL5484	2.26%	01/01/2030	19,128,722
4,900,000	Federal National Mortgage Association, Pool BL9284	2.23%	12/01/2050	4,911,837
3,200,692	Federal National Mortgage Association, Pool BM4094	3.00%	03/01/2043	3,385,256
19,135,604	Federal National Mortgage Association, Pool BM6089	3.50%	12/01/2044	20,673,882
10,629,952	Federal National Mortgage Association, Pool BN7712	2.50%	08/01/2034	11,232,534
12,089,927	Federal National Mortgage Association, Pool CA3903	3.00%	07/01/2034	12,797,978
10,486,849	Federal National Mortgage Association, Pool CA4508	2.50%	11/01/2034	11,063,271
107,418,890	Federal National Mortgage Association, Pool CA7743	2.50%	11/01/2050	112,350,435
16,806,399	Federal National Mortgage Association, Pool FM1000	3.00%	04/01/2047	17,634,648
13,533,021	Federal National Mortgage Association, Pool FM6061	2.00%	02/01/2051	13,736,788
4,012,316	Federal National Mortgage Association, Pool MA2621	3.50%	05/01/2046	4,175,588
6,637,288	Federal National Mortgage Association, Pool MA2649	3.00%	06/01/2046	6,841,002
2,888,646	Federal National Mortgage Association, Pool MA2711	3.00%	08/01/2046	2,977,173
16,317,708	Federal National Mortgage Association, Pool MA2806	3.00%	11/01/2046	17,264,002
69,360,788	Federal National Mortgage Association, Pool MA4165	2.00%	10/01/2050	69,670,878
33,971,507	Federal National Mortgage Association, Pool MA4237	2.00%	01/01/2051	34,333,967
13,272,734	Federal National Mortgage Association, Pool MA4281	2.00%	03/01/2051	13,414,600
188,399	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%	08/25/2033	215,477
1,318,693	Federal National Mortgage Association, Series 2005-20-QH	5.00%	03/25/2035	1,498,781

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
248,677	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	6.49	% (i)(l)	10/25/2036	48,804
105,124	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.66	% (i)(l)	07/25/2036	18,003
77,730	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (i)(l)	05/25/2037	10,709
975,630	Federal National Mortgage Association, Series 2007-30-FS (-5 x 1 Month LIBOR USD + 29.83%, 29.83% Cap)	29.40	% (l)	04/25/2037	1,581,180
379,357	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	6.35	% (i)(l)	04/25/2037	76,143
62,664	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	69,501
29,598	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (i)(l)	07/25/2038	3,737
283,256	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	323,183
8,624	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (i)(l)	01/25/2040	1,570
42,669	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	46,935
36,298	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.86	% (i)(l)	07/25/2039	5,684
105,017	Federal National Mortgage Association, Series 2009-62-PS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (i)(l)	08/25/2039	11,898
665,224	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	739,518
143,548	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	158,706
51,814	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	54,842
174,848	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	183,620
128,485	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.41	% (i)(l)	10/25/2040	16,714
29,336	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.72	% (l)	12/25/2040	40,466
27,910	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.91	% (i)(l)	04/25/2040	2,864
26,669	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	4.84	% (i)(l)	04/25/2040	3,109
121,637	Federal National Mortgage Association, Series 2010-35-SP (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.26	% (i)(l)	04/25/2050	18,710
17,652	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.36	% (i)(l)	04/25/2040	2,655
1,018,908	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	1,086,155
156,955	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.91	% (i)(l)	01/25/2040	23,698
339,764	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	388,753
127,639	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	145,537
137,012	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	156,012
56,500	Federal National Mortgage Association, Series 2010-90-GS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (i)(l)	08/25/2040	7,769
41,003	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.54	% (l)	09/25/2040	67,080
2,027,851	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	2,226,079
566,693	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	591,036
556,998	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	596,053
673,308	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	750,559

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
27,395,910	Federal National Mortgage Association, Series 2013-45-LZ	3.00	% (m)	05/25/2043	29,792,011
25,905,430	Federal National Mortgage Association, Series 2013-6-ZB	3.00%		02/25/2043	26,283,991
977,686	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	982,767
28,186,604	Federal National Mortgage Association, Series 2014-70-VZ	3.00	% (m)	11/25/2044	30,060,269
9,435,099	Federal National Mortgage Association, Series 2014-73-CZ	3.00	% (m)	11/25/2044	10,108,867
12,802,693	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	13,600,520
5,726,054	Federal National Mortgage Association, Series 2016-55-EA	1.75%		07/25/2043	5,740,153
5,411,723	Federal National Mortgage Association, Series 2017-46-ZL	3.50	% (m)	06/25/2057	6,096,122
1,677,113	Federal National Mortgage Association, Series 2017-86-MA	3.00%		04/25/2046	1,738,606
18,076,666	Federal National Mortgage Association, Series 2018-21-IO	3.00	% (i)	04/25/2048	1,770,145
28,440,608	Federal National Mortgage Association, Series 2018-21-PO	0.00	% (j)	04/25/2048	26,608,896
20,302,125	Federal National Mortgage Association, Series 2018-27-JA	3.00%		12/25/2047	21,129,579
13,638,033	Federal National Mortgage Association, Series 2018-35-IO	3.00	% (i)	05/25/2048	1,431,351
52,318,982	Federal National Mortgage Association, Series 2018-35-PO	0.00	% (j)	05/25/2048	48,027,779
22,113,555	Federal National Mortgage Association, Series 2018-36-A	3.00%		06/25/2048	23,103,444
14,422,041	Federal National Mortgage Association, Series 2018-39-AB	3.00%		06/25/2048	15,106,404
4,212,773	Federal National Mortgage Association, Series 2019-67-GA	3.00%		02/25/2045	4,377,409
158,558	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.36	% (i)(l)	11/25/2039	33,833
8,372,111	Federal Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00	% (c)	11/25/2057	8,993,836
20,088,498	Federal Seasoned Credit Risk Transfer Trust, Series 2019-4-M55D	4.00%		02/25/2059	22,088,087
65,354	Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	72,211
138,082	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	6.17	% (i)(l)	08/20/2033	21,916
72,254	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (i)(l)	09/20/2038	8,926
926,591	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	1,013,120
1,064,803	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	1,167,162
1,037,179	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	1,137,980
1,336,118	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	1,520,051
3,383,613	Government National Mortgage Association, Series 2010-113-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (i)(l)	09/20/2040	696,257
138,948	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	153,618
1,916,064	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	2,056,604
5,798,082	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	6,465,024
4,942,538	Government National Mortgage Association, Series 2013-117-MS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (i)(l)	02/20/2043	494,889
3,147,137	Government National Mortgage Association, Series 2013-122-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.03	% (i)(l)	08/16/2043	519,241
13,180,383	Government National Mortgage Association, Series 2013-169-SE (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.98	% (i)(l)	11/16/2043	2,686,460
4,612,384	Government National Mortgage Association, Series 2014-102-TS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.51	% (i)(l)	07/20/2044	858,837
3,981,102	Government National Mortgage Association, Series 2014-118-PS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.11	% (i)(l)	08/20/2044	717,897
3,483,465	Government National Mortgage Association, Series 2014-118-SA (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.11	% (i)(l)	08/20/2044	628,160

Total US Government and Agency Mortgage Backed Obligations (Cost $1,461,471,971)					1,522,988,533

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Government and Agency Obligations - 20.4%
324,200,000	United States Treasury Notes	0.13%		10/31/2022	324,124,014
167,100,000	United States Treasury Notes	0.13%		12/31/2022	166,989,036
158,200,000	United States Treasury Notes	0.13%		06/30/2023	157,826,129
34,000,000	United States Treasury Notes	0.25%		11/15/2023	33,949,531
127,700,000	United States Treasury Notes	0.13%		01/15/2024	126,946,769
338,650,000	United States Treasury Notes	0.25%		06/15/2024	336,599,579
131,300,000	United States Treasury Notes	1.50%		11/30/2024	135,505,703
134,900,000	United States Treasury Notes	0.38%		11/30/2025	132,491,824
2,500,000	United States Treasury Notes	2.63%		01/31/2026	2,704,883
164,200,000	United States Treasury Notes	0.88%		06/30/2026	164,129,445
142,400,000	United States Treasury Notes	0.50%		06/30/2027	137,760,876
15,500,000	United States Treasury Notes	0.50%		10/31/2027	14,906,035
139,500,000	United States Treasury Notes	1.25%		06/30/2028	139,728,866
5,650,000	United States Treasury Notes	0.88%		11/15/2030	5,373,680
29,100,000	United States Treasury Notes	1.63%		05/15/2031	29,550,141
57,400,000	United States Treasury Notes	4.75%		02/15/2037	81,499,031
134,900,000	United States Treasury Notes	2.25%		05/15/2041	140,401,391
7,350,000	United States Treasury Notes	2.75%		11/15/2042	8,279,373
78,200,000	United States Treasury Notes	2.75%		11/15/2047	89,044,141
23,000,000	United States Treasury Notes	1.25%		05/15/2050	18,787,227
125,200,000	United States Treasury Notes	2.38%		05/15/2051	133,699,906

Total US Government and Agency Obligations (Cost $2,372,911,378)					2,380,297,580

Affiliated Mutual Funds - 9.9%
60,545,035	DoubleLine Global Bond Fund (Class I)				623,008,415
45,674,545	DoubleLine Infrastructure Income Fund (Class I)				481,409,702
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				49,300,000

Total Affiliated Mutual Funds (Cost $1,122,958,174)					1,153,718,117

Common Stocks - 0.0%
72,582	Foresight Equity (e)(n)				1,446,552
135,690	Frontera Energy Corporation				841,278
18,623	Gulfport Energy Corporation				1,204,908
39,969	McDermott International Ltd. (n)				19,585
24,339	Tapstone Energy Holdings LLC (e)(n)				79,345

Total Common Stocks (Cost $14,223,615)					3,591,668

Warrants - 0.0%
31,063	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (e)(n)				17,618
995,158	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (e)(n)				0

Total Warrants (Cost $-)					17,618

Repurchase Agreements - 0.1%
18,706,915	Credit Suisse Freedom Mortgage (1 Month LIBOR USD + 2.75%, 0.5% LIBOR Floor) (Collateralized by Agency Mortgage Obligations, Value $86,512,387)	3.25	% (e)	03/01/2023	18,706,915

Total Repurchase Agreements (Cost $18,707,427)					18,706,915

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Short Term Investments - 2.4%
92,966,380	First American Government Obligations Fund - Class U	0.03	% (g)		92,966,380
92,966,380	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (g)		92,966,380
92,966,381	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (g)		92,966,381

Total Short Term Investments (Cost $278,899,141)					278,899,141

Total Investments - 100.4% (Cost $11,553,932,527)					11,736,372,763
Liabilities in Excess of Other Assets - (0.4)%					(46,190,931)

NET ASSETS - 100.0%					$11,690,181,832

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Value determined using significant unobservable inputs.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)	Seven-day yield as of period end

(h)	Perpetual Maturity

(i)	Interest only security

(j)	Principal only security

(k)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(l)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(m)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(n)	Non-income producing security

(o)	Unfunded or partially unfunded loan commitment. At period end, the value of these securities amounted to $2,309,973 or 0.0% of net assets.

(p)	The final coupon rate has not been established as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

GBP	British Pound

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	20.4%
US Corporate Bonds	14.2%
US Government and Agency Mortgage Backed Obligations	13.0%
Non-Agency Residential Collateralized Mortgage Obligations	11.2%
Affiliated Mutual Funds	9.9%
Non-Agency Commercial Mortgage Backed Obligations	8.2%
Foreign Corporate Bonds	7.6%
Asset Backed Obligations	4.0%
Bank Loans	3.7%
Collateralized Loan Obligations	3.3%
Short Term Investments	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.3%
Repurchase Agreements	0.1%
Municipal Bonds	0.1%
Common Stocks	0.0%	(q)
Warrants	0.0%	(q)
Other Assets and Liabilities	(0.4)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	20.4%
US Government and Agency Mortgage Backed Obligations	13.0%
Non-Agency Residential Collateralized Mortgage Obligations	11.2%
Affiliated Mutual Funds	9.9%
Non-Agency Commercial Mortgage Backed Obligations	8.2%
Banking	4.0%
Asset Backed Obligations	4.0%
Collateralized Loan Obligations	3.3%
Energy	2.6%
Short Term Investments	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.3%
Utilities	2.1%
Technology	1.5%
Healthcare	1.3%
Telecommunications	1.3%
Finance	1.1%
Media	1.0%
Food Products	0.9%
Electronics/Electric	0.8%
Automotive	0.7%
Transportation	0.6%
Insurance	0.6%
Diversified Manufacturing	0.6%
Pharmaceuticals	0.5%
Aerospace & Defense	0.5%
Real Estate	0.5%
Business Equipment and Services	0.5%
Mining	0.5%
Retailers (other than Food/Drug)	0.5%
Chemicals/Plastics	0.5%
Hotels/Motels/Inns and Casinos	0.4%
Leisure	0.3%
Commercial Services	0.3%
Consumer Products	0.2%
Containers and Glass Products	0.2%
Building and Development (including Steel/Metals)	0.2%
Construction	0.2%
Food Service	0.2%
Pulp & Paper	0.2%
Industrial Equipment	0.2%
Repurchase Agreement	0.1%
Beverage and Tobacco	0.1%
Environmental Control	0.1%
Municipal Bonds	0.1%
Chemical Products	0.1%
Financial Intermediaries	0.1%

Conglomerates	0.1%
Cosmetics/Toiletries	0.0%	(q)
Food/Drug Retailers	0.0%	(q)
Other Assets and Liabilities	(0.4)%

	100.0%

(q)	Represents less than 0.05% of net assets

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2021 is as follows:

Fund	Value at March 31, 2021	Gross Purchases	Gross Sales	Shares Held at June 30, 2021	Value at June 30, 2021	Change in Unrealized for the Period Ended June 30, 2021	Dividend Income Earned for the Period Ended June 30, 2021	Net Realized Gain (Loss) for the Period Ended June 30, 2021
DoubleLine Global Bond Fund (Class I)	$618,164,812	$—	$—	60,545,035	$623,008,415	$4,843,603	$562,295	$—
DoubleLine Infrastructure Income Fund (Class I)	477,755,738	—	—	45,674,545	481,409,702	3,653,964	3,277,485	—
DoubleLine Long Duration Total Return Bond Fund (Class I)	46,850,000	—	—	5,000,000	49,300,000	2,450,000	365,763	—

	$1,142,770,550	$—	$—	111,219,580	$1,153,718,117	$10,947,567	$4,205,543	$—

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$3,309,979,986	$278,899,141	$11,738,863	$2,906,330	$429,419,386	$35,785,718
Affiliated Mutual Funds	—	1,153,718,117	—	5,520,826	—	—
Common Stocks	—	2,065,771	1,416,685	—	553,839	15,807
Exchange Traded Funds	—	—	—	2,421,900	—	—
Mutual Funds	—	—	—	612,300	—	—
Real Estate Investment Trusts	—	—	—	1,494,420	—	—

Total Level 1	3,309,979,986	1,434,683,029	13,155,548	12,955,776	429,973,225	35,801,525
Level 2
US Government and Agency Mortgage Backed Obligations	$19,138,812,064	$1,522,988,533	$—	$5,678,345	$416,006,705	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,657,253,614	1,303,728,472	—	5,298,408	1,207,238,434	—
US Government and Agency Obligations	5,687,619,151	2,380,297,580	—	—	554,119,694	—
Non-Agency Commercial Mortgage Backed Obligations	4,442,331,423	959,090,311	—	—	1,110,919,238	—
Asset Backed Obligations	2,439,248,318	473,191,379	—	—	600,296,183	—
Collateralized Loan Obligations	1,465,619,365	382,040,512	—	—	1,197,530,827	5,991,294
Bank Loans	—	422,711,139	—	—	366,426,471	256,866,926
US Corporate Bonds	—	1,663,115,461	—	—	403,934,279	17,970,290
Foreign Corporate Bonds	—	890,229,715	569,323,827	—	869,544,763	1,141,154
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	266,027,923	289,540,415	—	111,536,943	—
Other Short Term Investments	—	—	—	2,998,999	—	—
Municipal Bonds	—	11,256,536	—	—	—	—

Total Level 2	45,830,883,935	10,274,677,561	858,864,242	13,975,752	6,837,553,537	281,969,664
Level 3
Repurchase Agreements	$224,482,985	$18,706,915	$—	$—	$—	$—
Non-Agency Residential Collateralized Mortgage Obligations	69,099,420	159,924	—	—	—	—
Bank Loans	37,992,400	6,601,819	—	—	—	482,887
Collateralized Loan Obligations	468,838	—	—	125,510	—	—
Common Stocks	—	1,525,897	—	—	—	1,150,389
Warrants	—	17,618	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	332,043,643	27,012,173	—	125,510	—	1,633,276

Total	$49,472,907,564	$11,736,372,763	$872,019,790	$27,057,038	$7,267,526,762	$319,404,465

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(177,214)	$—	$—

Total Level 1	—	—	—	(177,214)	—	—
Level 2
Excess Return Swaps	—	—	—	2,101,413	—	—

Total Level 2	—	—	—	2,101,413	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,924,199	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$362,304,364	$85,275,609	$2,758,725	$1,914,051	$11,874,081	$22,674,894
Affiliated Mutual Funds	200,148,954	47,401,257	—	—	—	—
Common Stocks	19,346	38,977	131,739	—	—	—

Total Level 1	562,472,664	132,715,843	2,890,464	1,914,051	11,874,081	22,674,894
Level 2
US Government and Agency Obligations	$1,540,397,159	$—	$—	$23,069,367	$—	$237,957,420
Collateralized Loan Obligations	1,284,440,466	246,292,757	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,112,715,911	285,696,590	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,010,843,998	188,380,057	—	—	—	—
Asset Backed Obligations	594,234,659	64,650,285	—	—	—	—
Bank Loans	566,899,177	111,626,664	—	—	—	—
Foreign Corporate Bonds	552,531,290	113,423,995	213,593,594	—	—	—
US Corporate Bonds	440,106,014	72,442,637	—	—	—	—
US Government and Agency Mortgage Backed Obligations	403,260,245	46,649,465	—	57,220,830	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,146,294	47,796,547	36,294,047	—	—	537,280,931
Other Short Term Investments	—	—	—	3,199,224	193,425,117	1,209,759

Total Level 2	7,573,575,213	1,176,958,997	249,887,641	83,489,421	193,425,117	776,448,110
Level 3
Repurchase Agreements	$24,051,749	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage Backed Obligations	6,215,292	1,179,075	—	—	—	—
Common Stocks	1,171,687	334,919	—	—	—	—
Bank Loans	491,827	131,853	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	14,397,808	—	—	—	—
Collateralized Loan Obligations	—	1,290,413	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Non-Agency Residential Collateralized Mortgage Obligations	$—	$9,837,172	$—	$—	$—	$—
Warrants	—	1,985	—	—	—	—

Total Level 3	31,930,555	27,173,225	—	—	—	—

Total	$8,167,978,432	$1,336,848,065	$252,778,105	$85,403,472	$205,299,198	$799,123,004

Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$1,273,613	$—	$—

Total Level 1	—	—	—	1,273,613	—	—
Level 2
Excess Return Swaps	1,535,598,308	—	—	—	(1,087,108)	—
Forward Currency Exchange Contracts	—	—	—	—	—	8,860

Total Level 2	1,535,598,308	—	—	—	(1,087,108)	8,860
Level 3	—	—	—	—	—	—

Total	$1,535,598,308	$—	$—	$1,273,613	$(1,087,108)	$8,860

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$20,502,428	$2,616,724	$4,470,900	$585,461	$41,695	$14,409,604
Affiliated Mutual Funds	—	—	5,362,761	—	—	—

Total Level 1	20,502,428	2,616,724	9,833,661	585,461	41,695	14,409,604
Level 2
Asset Backed Obligations	$264,794,595	$—	$511,705	$—	$—	$3,584,765
US Corporate Bonds	209,623,875	79,940,136	4,700,534	4,015,180	—	1,117,370
Foreign Corporate Bonds	75,017,485	54,298,819	4,816,178	600,479	1,576,964	—
Bank Loans	—	—	—	—	—	—
Commercial Paper	—	91,358,073	—	—	—	—
US Government and Agency Obligations	—	—	13,362,783	2,823,966	—	4,147,484
Collateralized Loan Obligations	—	—	13,509,632	3,001,746	—	21,933,569
Non-Agency Commercial Mortgage Backed Obligations	—	—	11,169,646	2,878,322	—	26,573,968
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,287,982	—	—	38,576,846
US Government and Agency Mortgage Backed Obligations	—	—	4,434,520	—	—	16,881,423
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	218,761	—	7,890,603	—
Other Short Term Investments	—	—	—	—	—	—

Total Level 2	549,435,955	225,597,028	63,011,741	13,319,693	9,467,567	112,815,425

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Level 3
Bank Loans	$5,998,800	$—	$—	$—	$—	$—
Foreign Corporate Bonds	2,546,318	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	8,658,426
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,161,801

Total Level 3	8,545,118	—	—	—	—	9,820,227

Total	$578,483,501	$228,213,752	$72,845,402	$13,905,154	$9,509,262	$137,045,256

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Level 2
Excess Return Swaps	—	—	11,862,177	1,584,563	—	—
Forward Currency Exchange Contracts	—	—	(1,611,792)	—	—	—

Total Level 2	—	—	10,250,385	1,584,563	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$10,250,385	$1,584,563	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$8,269,441
Money Market Funds	57,061

Total Level 1	8,326,502
Level 2
US Government and Agency Obligations	2,386,748

Total Level 2	2,386,748
Level 3

Total	$10,713,250

Other Financial Instruments
Level 1	$—

Level 2
Excess Return Swaps	295,211

Total Level 2	295,211
Level 3	—

Total	$295,211

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$—	$(690,253)	$—	$247,437	$—	$—	$—	$14,397,808	$(646,722)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	27,710	(62,508)	49,992	—	(238,953)	—	—	9,837,172	(46,499)
Collateralized Loan Obligations	1,227,488	—	62,823	102	—	—	—	—	1,290,413	62,823
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	—	(1,594)	2,419	—	—	—	—	1,179,075	(1,594)
Common Stocks	294,158	—	40,761	—	—	—	—	—	334,919	40,761
Bank Loans	136,307	1,455	(2,447)	992	—	(4,454)	—	—	131,853	(964)
Warrants	—	—	1,985	—	—	—	—	—	1,985	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$29,165	$(652,733)	$53,505	$247,437	$(243,407)	$—	$—	$27,173,225	$(593,695)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$14,397,808	Market Comparables	Market Quotes	$80.24 - $2,421.10 ($442.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,837,172	Market Comparables	Market Quotes	$94.91 ($94.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,290,413	Market Comparables	Market Quotes	$25.27 - $97.87 ($94.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,179,075	Market Comparables	Yields	25.56% (25.56%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Common Stocks	$334,919	Market Comparables	Market Quotes	$3.26 - $19.93 ($18.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$131,853	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Warrants	$1,985	Intrinsic Value	Underlying Equity Price	$0.00 - $0.96 ($0.96)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Bank Loans	$—	$—	$—	$—	$—	$—	$5,998,800	$—	$5,998,800	$—
Foreign Corporate Bonds	2,648,957	(51)	(94,268)	(182)	—	(8,138)	—	—	2,546,318	(93,262)

Total	$2,648,957	$(51)	$(94,268)	$(182)	$—	$(8,138)	$5,998,800	$—	$8,545,118	$(93,262)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Bank Loans	$5,998,800	Market Comparables	Market Quotes	$99.98 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,546,318	Market Comparables	Market Quotes	$109.00 ($109.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$—	$(315,022)	$(295)	$2,115,069	$(83,070)	$—	$—	$8,658,426	$(181,508)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	16,940	4,177	—	—	—	—	1,161,801	16,940

Total	$8,082,428	$—	$(298,082)	$3,882	$2,115,069	$(83,070)	$—	$—	$9,820,227	$(164,568)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,658,426	Market Comparables	Market Quotes	$74.28 - $14,576.55 ($2,908.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,161,801	Market Comparables	Yields	12.00% (12.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.